As filed with the Securities and Exchange Commission on March 1, 2002
                        1933 Act Registration No. 2-11357
                        1940 Act Registration No. 811-582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
      Pre-Effective Amendment No.  [   ]  [ ]
      Post-Effective Amendment No. [100]  [X]
            and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

      Amendment No.                [55]   [X]

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                          Michael M. Kassen, President
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1221
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on _______________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on _______________ pursuant to paragraph (a)(2)

                          NEUBERGER BERMAN EQUITY FUNDS
           CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 100 ON FORM N-1A


      This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 100 on Form N-1A

      Neuberger Berman Equity Funds

      Part A - Advisor Class Prospectus

      Part B - Statement of Additional Information

      Part C - Other Information

Signature Pages

Neuberger Berman

EQUITY FUNDS (R)

ADVISOR CLASS SHARES


PROSPECTUS  May 1, 2002

Fasciano Fund
Millennium Fund



These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

CONTENTS

NEUBERGER BERMAN EQUITY FUNDS
ADVISOR CLASS SHARES
     Fasciano Fund
     Millennium Fund

YOUR INVESTMENT
     Maintaining Your Account
     Share Prices
     Distributions and Taxes
     Fund Structure

The ``Neuberger Berman'' name and logo are service marks of Neuberger Berman, LLC. ``Neuberger Berman Management Inc.'' and the individual fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(C) 2002 Neuberger Berman Management Inc. All rights reserved.

THESE FUNDS:

- ARE DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFER YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH PROFESSIONALLY MANAGED STOCK PORTFOLIOS

- ALSO OFFER THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH FUNDS THAT INVEST USING A VALUE OR A GROWTH APPROACH, OR A COMBINATION OF THE TWO

- CARRY CERTAIN RISKS, INCLUDING THE RISK THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST

- ARE MUTUAL FUNDS, NOT BANK DEPOSITS, AND ARE NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY

- NORMALLY INVEST AT LEAST 80% OF NET ASSETS IN EQUITY SECURITIES

[SIDEBAR]
FUND MANAGEMENT
The Neuberger Berman Equity Funds are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage $59 billion in total assets (as of December 31, 2001) and continue an asset management history that began in 1939.

RISK INFORMATION
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).
[END SIDEBAR]

Neuberger Berman

FASCIANO FUND
Ticker Symbol: [    ]

"I PRACTICE SMALL-CAP INVESTING FOR THE `FAINT OF HEART,' BY INVESTING FOR THE LONG TERM IN RAPIDLY GROWING COMPANIES THAT I THINK HAVE REASONABLE STOCK PRICES."

G O A L & ST R A T E G Y

THE FUND SEEKS LONG-TERM CAPITAL GROWTH. THE PORTFOLIO MANAGER ALSO MAY CONSIDER A COMPANY'S POTENTIAL FOR CURRENT INCOME PRIOR TO SELECTING IT FOR THE FUND.

To pursue this goal, the fund invests primarily in the common stocks of smaller companies, i.e. those with market capitalizations of less than $1.5 billion at the time the fund first invests in them. These include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with:

- strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and

- stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

In choosing companies that the manager believes are likely to achieve the fund's objective, the manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the manager believes may have greater potential to appreciate in price, the manager will invest the fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms. However, the fund may hold the stocks of small companies that grow into medium-size companies, and those whose market capitalizations grow beyond $1.5 billion.

When a stock no longer meets the fund's investment criteria, the manager will consider selling it.

At times, the manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[SIDEBAR]
SMALL-CAP STOCKS
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have out-performed large-caps 60% of the time. However, small-caps have often fallen more severely during market downturns.

GROWTH VS. VALUE INVESTING
Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

The fund's blended investment approach seeks to lower risk of diversifying across companies and industries with growth and value characteristics, and can provide a core small-cap foundation within a diversified portfolio.
[END SIDEBAR]

MAIN RISKS
Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

The smaller companies in which the fund invests are often more volatile and less liquid than the stocks of larger companies and

- may have a shorter history of operations than larger companies;

- may not have as great an ability to raise additional capital;

- may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

- be more affected than other types of stocks by the underperformance of a sector that the manager decided to emphasize.

The fund will combine value and growth styles of investing. Growth stocks may suffer more than value stocks during market downturns, while value stocks may remain undervalued if other investors do not recognize their worth.

[SIDEBAR]
OTHER RISKS
The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund will increase its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information about foreign issuers than about domestic issuers.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.
[END SIDEBAR]

PERFORMANCE
The charts below provide an indication of the risks of investing in Advisor Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year. The table below the chart shows what the return would equal if you average out actual performance over lengths of time and compares the return with that of a broader measure of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year [BAR CHART]*

          1992             7.67
          1993             8.08
          1994             3.68
          1995            31.12
          1996            26.54
          1997            21.51
          1998             7.19
          1999             6.16
          2000             1.70
          2001             [  ]

BEST QUARTER: [     ]                        WORST QUARTER: [      ]
Year-to-date performance as of 03/31/02: [       ]


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/01*

                             1 Year              5 Years             10 Years
FASCIANO FUND                  1.70               12.22                14.29
Russell 2000 Index            -3.02               10.31                15.53
The Russell 2000 is an unmanaged index of U.S. small-cap stocks.

* This fund is the successor to Fasciano Fund, Inc. The year-by-year and total return data for the periods prior to March 24, 2001 are those of its predecessor, Fasciano Fund, Inc. Performance shown after that date is that of the fund's Investor Class. Because the Investor Class has moderately lower expenses, its performance should have been better than the Advisor Class would have been.

[SIDEBAR]
PERFORMANCE MEASURES

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based index. The fund's performance figures include all of its expenses; the index does not include costs of investment.
[END SIDEBAR]

INVESTOR EXPENSES
The fund does not charge you any fees for buying, selling, or exchanging Advisor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

SHAREHOLDER FEES                                                        None
ANNUAL OPERATING EXPENSES (% of average net assets)**
These are deducted from fund assets, so you pay them indirectly.
           Management fees                                              1.25
PLUS:      Distribution (12b-1) fees                                    0.25
           Other expenses*                                              0.40
EQUALS:    Total annual operating expenses                              1.90
*Other expenses are based on estimated amounts for the current fiscal year.

**Neuberger Berman has contractually agreed to reimburse certain expenses of the fund through 5/1/12, so that the total annual operating expenses of the fund are limited to 1.90% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. The fund has agreed to repay Neuberger Berman Management for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed 1.90% of its average net assets. Any such repayment must be made within three years after the year in which Neuberger Berman Management incurred the expense.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                   1 Year       3 Years       5 Years       10 Years
Expenses           $[   ]       $[    ]       $[    ]       $[    ]

[SIDEBAR]
MANAGEMENT

MICHAEL FASCIANO is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC and has managed the fund's assets since early 2001. He managed Fasciano Fund Inc., the fund's predecessor, from its inception in 1988 to 2001.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. For investment management services, the fund pays Neuberger Berman Management a fee at the annual rate of 0.85% of the first $599 million of the fund's average daily net assets, o.825% of the next $500 million, 0.80% of the nest $500 million, 0.775% of the next $500 million, 0.750% of the next $500 million and 0.725% of average daily net assets in excess of $2.5 billion..
[END SIDEBAR]

FINANCIAL HIGHLIGHTS*

                                                                                                YEAR ENDED       SIX MONTHS
                                                                                                 AUGUST 31,        ENDED
Year Ended June 30,                        1997       1998       1999       2000      2001        2001**         FEBRUARY 28,
                                                                                                                   2002

PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

         Share price (NAV) at beginning    24.33      27.53      34.91      31.78     32.55
         of year
PLUS:    Income from investment operations
         NET INVESTMENT INCOME (LOSS)      (0.03)      0.16       0.40       0.34     ( .11)
         NET GAINS/(LOSSES)-- REALIZED      3.82       8.71      (2.25)      0.82      2.24
         AND UNREALIZED
         Subtotal: income from              3.79       8.87      (1.85)      1.16      2.13
         investment operations
MINUS:   Distributions to shareholders
         INCOME DIVIDENDS                   0.00       0.00      (0.03)     (0.39)    (0.29)
         CAPITAL GAIN DISTRIBUTIONS        (0.59)     (1.49)     (1.25)      0.00        --
         Subtotal: distributions to        (0.59)     (1.49)     (1.28)     (0.39)    (0.29)
         shareholders
EQUALS:  Share price (NAV) at end of       27.53      34.91      31.78      32.55     34.39
         year
RATIOS (% of average net assets)
The ratios show the Fund's expenses and net investment income (loss)
        Net expenses--actual                1.4        1.3        1.2        1.2       1.3
        Expenses (1)                         --         --         --         --       1.3
        Net investment income (loss)       (0.4)       0.2        1.8        0.8      (0.4)
        --actual

OTHER DATA

Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%)                           15.8       33.2       (5.2)       3.7       6.6
Net assets at end of year (millions of     42.1       95.0      418.2      266.9     210.6
dollars)
Portfolio turnover rate (%)                41.0       49.8       19.8       29.4       3.0


*The figures above are from the fund's Investor Class which commenced operations on 3/24/01. For dates prior to 3/24/01, the figures above are from the fund's predecessor fund, the Fasciano Fund, Inc. and have been audited by Arthur Andersen, LLP, the predecessor fund's independent public accountants. All other figures above have been audited by Ernst & Young, LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the Fasciano Fund's most recent shareholder report (see back cover).
** In 2001, the fund's fiscal year-end was changed from June 30 to August 31.
(1) Shows what expenses would have been if there had been no expense offset arrangements.
(2) Annualized.
(3) Not annualized.

NEUBERGER BERMAN

MILLENNIUM FUND

Ticker Symbol: [    ]

"WE MAKE IT OUR BUSINESS TO TRACK DOWN PROMISING SMALL-CAP COMPANIES WHEREVER THEY MAY BE. AS A RESULT, THIS FUND ENABLES INVESTORS WHO CAN ACCEPT THE RISKS OF SMALL-CAP STOCKS TO PURSUE THE POTENTIAL FOR LONG-TERM GROWTH THAT SMALL-CAPS MAY PROVIDE."

GOAL & STRATEGY

THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them. The fund may continue to hold or add to a position in a stock after it has grown beyond $1.5 billion. The fund seeks to reduce risk by diversifying among many companies and industries.

The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

The managers follow a disciplined selling strategy and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[SIDEBAR]
SMALL-CAP STOCKS

Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have out-performed large-caps 60% of the time. However, small-caps have often fallen more severely during market downturns.

GROWTH INVESTING

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly growing industries.

While most growth stocks are known to investors, they may not yet have reached their full potential. The growth investor looks for indications of continued success.
[END SIDEBAR]

MAIN RISKS
Most of the fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

By focusing on small-cap stocks, the fund is subject to many of their risks, including the risk its holdings may:

- fluctuate more widely in price than the market as a whole

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor

- be more affected by the performance of those sectors in which small-cap growth stocks may be concentrated

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. The fund's performance may also suffer if certain stocks do not perform as the portfolio managers expected.

Through active trading, the fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

[SIDEBAR]
OTHER RISKS

The fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the fund avoid losses but may mean lost opportunities.
[END SIDEBAR]

PERFORMANCE
The charts below provide an indication of the risks of investing in Advisor Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR [BAR CHART]*

          1992
          1993
          1994
          1995
          1996
          1997
          1998
          1999            130.82
          2000            -28.81
          2001             [   ]

BEST QUARTER: [     ]                        WORST QUARTER: [      ]
Year-to-date performance as of 03/31/02: [       ]

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/01*
                                                                 Since
                                                                 Inception
                                                                 (10/20/98)
                                                       1 Year
Millennium Fund                                        -28.81            51.33
Russell 2000 Growth Index                              -22.43            17.18
Russell 2000 Index                                      -3.02            16.92
The Russell 2000 Growth Index is an unmanaged index of U.S. small-cap growth stocks.
The Russell 2000 is an unmanaged index of U.S. small-cap stocks.
* Performance shown is that of the fund's Trust Class and for the periods prior to the Trust Class/ inception, the fund's Investor Class. Because those Classes have moderately lower expenses, their performance should have been better than the Advisor Class would have been. Through 12/15/00, Millennium Fund Trust Class was organized as a feeder fund in a master/feeder, rather than multiple class, structure. Performance for the periods after November 1998 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Millennium Fund Trust Class. Performance from October to November 1998 is that of Millennium Fund Investor Class, which had the same expenses as Trust Class.

[SIDEBAR]
PERFORMANCE MEASURES

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the fund.

As a frame of reference, the table includes a broad-based index of the U.S. small-cap market and an index of the portion of the small-cap market the fund focuses on. The fund's performance figures include all of its expenses; the indexes do not include costs of investment.
[END SIDEBAR]

INVESTOR EXPENSES
The fund does not charge you any fees for buying, selling, or exchanging Advisor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

SHAREHOLDER FEES                                                  None
ANNUAL OPERATING EXPENSES (% of average net assets)**
These are deducted from fund assets, so you pay them indirectly.
           Management fees                                        1.25
PLUS:      Distribution (12b-1) fees                              0.25
           Other expenses*                                        0.40
EQUALS:    Total annual operating expenses                        1.90
*   Other expenses are based on estimated amount for the current fiscal year.

**Neuberger Berman Management has contractually agreed to reimburse certain expenses of the fund through 5/1/12, so that the total annual operating expenses of the fund are limited to 1.90% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay Neuberger Berman Management for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed 1.90% of its average net assets. Any such repayment must be made within three years after the year in which Neuberger Berman Management incurred the expense.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                     1 Year        3 Years        5 Years         10 Years
Expenses             $[    ]       $[    ]        $[    ]         $[    ]

[SIDEBAR]
MANAGEMENT
MICHAEL F. MALOUF and RICHARD J. JODKA are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Malouf has co-managed the fund since its inception in 1998, and has been Director of the Small-Cap Growth Group since 2001. From 1991 to 1998, he was a portfolio manager at another firm. Jodka has co-managed the fund since 2001. From 1994 through 2000 he was a portfolio manager at two other firms, and joined Neuberger in 2000.

NEUBERGER BERMAN MANAGEMENT is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. For the 12 months ended 8/31/01, the management/administration fees paid to Neuberger Berman Management were 1.11% of average net assets.
[END SIDEBAR]

FINANCIAL HIGHLIGHTS*

                                                                            SIX MONTHS
                                                                              ENDED
                                                                           FEBRUARY 28,
Year Ended August 31,                            1999 (1)  2000     2001      2002
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

         Share price (NAV) at beginning of       10.00     18.20    34.10
year
PLUS:    Income from investment operations
         Net investment income (loss)            (0.10)    (0.27)   (0.28)
         Net gains/(losses)-- realized and        8.30     17.45   (15.89)
         unrealized
         Subtotal: income from investment         8.20     17.18   (16.17)
         operations
MINUS:   Distributions to shareholders
         Capital gain distributions                 --      1.28     2.11
         Tax return of capital                      --        --      ---
         Subtotal: distributions to                 --      1.28     2.11
shareholders
EQUALS:  Share price (NAV) at end of year        18.20     34.10    15.82
RATIOS (% of average net assets)

The ratios show the fund's expenses and net investment loss--as they actually are as well as how they would have been if certain expense
reimbursement/repayment and offset arrangements had not been in effect.
        Net expenses--actual                      1.75(2)   1.75     1.75
        Gross expenses (3)                       13.39(2)   2.12     2.11
        Expenses (4)                              1.76(2)   1.75     1.75
        Net investment loss--actual              (1.24)(2) (1.31)   (1.35)

OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return (%) (5)                             82.00 (6) 96.66   (48.45)
Net assets at end of year (millions of dollars)   2.2      19.5      7.9
Portfolio turnover rate (%)                     208       176      158

*For dates on or after 12/16/00, the figures above are from the fund's Trust Class. For dates prior to 12/16/00, the figures above are from the Trust Class's predecessor feeder fund. The figures above prior to fiscal year 2001 have been audited by PricewaterhouseCoopers LLP, the fund's previous independent accountants. The figures above for fiscal year 2001 have been audited by KPMG LLP, the fund's independent auditors. Their report, along with full financial statements, appears in the fund's most recent shareholder report (see back cover).

(1) Period from 11/04/98 (beginning of operations) to 8/31/99.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense reimbursement/repayment.
(4) Shows what expenses would have been if there had been no expense offset arrangements.
(5) Would have been lower if Neuberger Berman Management had not reimbursed certain expenses.
(6) Not annualized.

YOUR INVESTMENT

MAINTAINING YOUR ACCOUNT

To buy or sell Advisor Class shares of any of the funds described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the Neuberger Berman fund exchange pro-gram, which is designed for moving money from the Advisor Class of one Neuberger Berman fund to the Advisor Class of another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to " time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

Under certain circumstances, the funds reserve the right to:
- suspend the offering of shares
- reject any exchange or investment order
- change, suspend, or revoke the exchange privilege
- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders
- suspend or postpone the redemption of shares on days when the New York Stock Exchange is closed, or as otherwise permitted by the SEC

[SIDEBAR]
YOUR INVESTMENT PROVIDER
The Advisor Class shares described in this prospectus are available only through investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.

The fees and policies out-lined in this prospectus are set by the funds and by Neuberger Berman Management. However, most of the information you'll need for managing your investment will come from your investment provider. This includes information on how to buy and sell Advisor Class shares, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are in addition to those described in this prospectus.
[END SIDEBAR]

The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire or certified check.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES -- The funds have adopted a plan under which the Advisor Class of each fund pays 0.25% of its average net assets every year to support share distribution and shareholder servicing. These fees increase the cost of investing in the funds. Over the long term, they could result in higher overall costs than other types of sales charges.

SHARE PRICES
Because Advisor Class shares of the funds do not have initial sales charges, the price you pay for each share of a fund is the fund's net asset value per share. Similarly, because these funds charge no fees for selling shares, they pay you the full share price when you sell shares. Remember that your investment provider may charge fees for its services.

The funds are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted; check with your investment provider to find out by what time your order must be received in order to be processed the same day. Each fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your investment provider accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Also, because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

[SIDEBAR]
SHARE PRICE CALCULATIONS
The price of Advisor Class shares of a fund is the total value of the assets attributable to Advisor Class minus the liabilities attributable to that class, divided by the total number of Advisor Class shares. Because the value of a fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the funds use market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a market price does not reflect a security's true value, the fund may substitute for the market price a fair-value estimate derived through methods approved by its trustees. A fund may also use these methods to value certain types of illiquid securities.
[END SIDEBAR]

DISTRIBUTIONS AND TAXES
DISTRIBUTIONS -- Each fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the funds make any distributions once a year (in December), except for Guardian Fund, which typically distributes any net investment income quarterly.

Consult your investment provider about whether your income and capital gain distributions from a fund will be reinvested in that fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA of those amounts also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (" Taxes and You" ) will help clarify this for you.

Income distributions and net short-term capital gain distributions are generally taxed as regular income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the fund held the securities it sold, not when you bought your shares of the fund or whether you reinvested your distributions.

[SIDEBAR]
TAXES AND YOU
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on fund distributions and share transactions? One helpful tool is the tax statement that your investment provider sends you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.
[END SIDEBAR]

DISTRIBUTIONS AND TAXES continued
HOW SHARE TRANSACTIONS ARE TAXED -- When you sell or exchange fund shares, you generally realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement accounts.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

[SIDEBAR]
BUYING SHARES BEFORE A DISTRIBUTION
The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before a fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you're investing in a fund through a tax-advantaged account, there are no tax consequences to you from a distribution.
[END SIDEBAR]

FUND STRUCTURE
Each of the funds in this prospectus uses a ``multiple class'' structure. These funds offer either two or three classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to Advisor Class shares of the funds.

[SIDEBAR]
CONVERSION TO THE EURO
Like other mutual funds, the funds could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the funds' portfolios will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt fund operations and investments if problems arise, has been adequately addressed until the conversion is completed.
[END SIDEBAR]

[SIDEBAR]
OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Broker/Dealer and Institutional Services:  800-366-6264
Web site:  www.nb.com
Email:  fundinquiries@nb.com
        --------------------

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov. You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
[END SIDEBAR]

NEUBERGER BERMAN EQUITY FUNDS
ADVISOR CLASS SHARES

If you'd like further details on any of these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- discussion by the portfolio manager(s) about strategies and market conditions
- fund performance data and financial statements
- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on these funds, including:
- various types of securities and practices, and their risks
- investment limitations and additional policies
- information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Neuberger Berman, LLC

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
www.nb.com
C0076 05/02     SEC file number: 811-582

                          NEUBERGER BERMAN EQUITY FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                              Advisor Class Shares

                                DATED MAY 1, 2002

Neuberger Berman FASCIANO Fund                  Neuberger Berman MILLENNIUM Fund

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------

      Neuberger Berman FASCIANO Fund and Neuberger Berman MILLENNIUM Fund (each a "Fund") are mutual funds that offer shares pursuant to a Prospectus dated May 1, 2002.

      The Prospectus for your share class provides more information about the Funds that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the prospectus carefully before investing.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund names in this SAI are either service marks or registered trademarks of NB Management.(C)2002 Neuberger Berman Management Inc. All rights reserved.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                TABLE OF CONTENTS

                                                                            Page

NEUBERGER BERMAN EQUITY FUNDS.................................................i

INVESTMENT INFORMATION........................................................1
         Investment Policies and Limitations..................................1
         Cash Management and Temporary Defensive Positions....................4
         Investment Insight...................................................4
                  Neuberger Berman FASCIANO Fund..............................4
                  Neuberger Berman MILLENNIUM Fund............................9
         Additional Investment Information...................................10

PERFORMANCE INFORMATION......................................................28
         Total Return Computations...........................................28
         Comparative Information.............................................29
         Other Performance Information.......................................30

CERTAIN RISK CONSIDERATIONS..................................................30

TRUSTEES AND OFFICERS........................................................30

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES............................40
         Investment Manager and Administrator................................40
         Sub-Adviser.........................................................42
         Investment Companies Managed........................................44
         Code of Ethics......................................................46
         Management and Control of NB Management and Neuberger Berman........46

DISTRIBUTION ARRANGEMENTS....................................................47
         Distribution Agreement..............................................48

ADDITIONAL PURCHASE INFORMATION..............................................49
         Share Prices and Net Asset Value ...................................49

ADDITIONAL EXCHANGE INFORMATION..............................................49

ADDITIONAL REDEMPTION INFORMATION............................................53
         Suspension of Redemptions...........................................53
         Redemptions in Kind.................................................53

DIVIDENDS AND OTHER DISTRIBUTIONS............................................54

ADDITIONAL TAX INFORMATION...................................................54
         Taxation of the Funds...............................................54
         Taxation of the Funds' Shareholders.................................57

FUND TRANSACTIONS............................................................58
         Portfolio Turnover..................................................61

REPORTS TO SHAREHOLDERS......................................................62

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS...............................62

CUSTODIAN AND TRANSFER AGENT.................................................63

INDEPENDENT AUDITORS.........................................................63

LEGAL COUNSEL................................................................63

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................63

REGISTRATION STATEMENT.......................................................63

FINANCIAL STATEMENTS.........................................................64

Appendix A....................................................................1
         RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER......................1

                             INVESTMENT INFORMATION

      Each Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

      At the close of business on March 23, 2001, Neuberger Berman FASCIANO Fund acquired all of the assets and assumed all of the liabilities of Fasciano Fund, Inc. Financial and performance information in this SAI for Neuberger Berman FASCIANO Fund prior to March 24, 2001 is that of its predecessor, Fasciano Fund, Inc.

      Through December 15, 2000, the Advisor Class, Investor Class, Trust Class, and Institutional Class shares of existing Neuberger Berman funds (including Neuberger Berman MILLENNIUM Fund) were organized as feeder funds in a master-feeder structure rather than a multiple-class structure. As feeder funds their names were Neuberger Berman Equity Assets, Neuberger Berman Equity Funds, Neuberger Berman Equity Trust, and Neuberger Berman Equity Series, respectively. For Neuberger Berman MILLENNIUM Fund, financial and performance information in this SAI for periods prior to December 16, 2000 is that of the predecessor feeder fund.

      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

               (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

               (2) a majority of the outstanding shares of the Fund.

      These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

      Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund.

      The following investment policies and limitations are fundamental and apply to each Fund unless otherwise indicated:

      1. BORROWING. Neither Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES. Neither Fund may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

      3. DIVERSIFICATION. Neither Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. INDUSTRY CONCENTRATION. Neither Fund may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

      5. LENDING. Neither Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE. Neither Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      7. SENIOR SECURITIES. Neither Fund may issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. Neither Fund may underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

      For purposes of the limitation on commodities, the Funds do not consider foreign currencies or forward contracts to be physical commodities.

      Neuberger Berman FASCIANO Fund has the following fundamental investment policy:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      Neuberger Berman MILLENNIUM Fund has the following fundamental investment policy:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      The following investment policies and limitations are non-fundamental and apply to each Fund unless otherwise indicated:

      1.  BORROWING.   Neither  Fund  may  purchase  securities  if  outstanding
borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

      2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, neither Fund may make any loans other than securities loans.

      3. MARGIN TRANSACTIONS. Neither Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      4. FOREIGN SECURITIES. Neuberger Berman Fasciano Fund may not invest more than 10% of the value of its total assets in securities denominated in foreign currency. Neuberger Berman Millennium Fund may not invest more than 20% of the value of its total assets in securities denominated in foreign currency.

      These policies do not limit investment in American Depository Receipts ("ADRs") and similar instruments denominated in U.S. dollars, where the underlying security may be denominated in a foreign currency.

      5. ILLIQUID SECURITIES. Neither Fund may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      6. EQUITY SECURITIES. Each Fund normally invests at least 80% of its net assets in equity securities. Although this is a non-fundamental policy, the Trustees will not change this policy without 60 days notice to shareholders. As used in this policy, "assets" means net assets plus the amount of any borrowing for investment purposes.

      CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, or to manage cash pending investment or payout, each Fund may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper, and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

      Pursuant to an exemptive order received from the SEC, each Fund also may invest up to 25% of its total assets in shares of a money market fund managed by NB Management, to manage uninvested cash and cash collateral received in connection with securities lending.

Investment Insight
------------------

      In advertisements, each Fund's allocation to a particular market sector(s) may be discussed as a way to demonstrate how the fund managers uncover stocks that they perceive to fit the Fund's investment parameters. These discussions may include references to current or former holdings of a Fund.

         Neuberger Berman Fasciano Fund
         ------------------------------

         Investment Program
         ------------------

      As a small-cap core fund, the Fund invests in both value and growth stocks.

      In advertisements, the Fund's allocation to a particular market sector(s) may be discussed as a way to demonstrate how the fund manager uncovers stocks that he perceives to fit the Fund's investment parameters. These discussions may include references to current or former holdings of the Fund.

BRING BALANCE TO YOUR SMALL-CAP INVESTING: NEUBERGER BERMAN FASCIANO FUND SEEKING BALANCE THROUGH SMALL-CAP BLEND

Neuberger Berman FASCIANO Fund seeks to invest in small, undervalued but growing companies, patiently holding them long term until they blossom. To find these stocks, the fund's portfolio manager, Michael Fasciano, looks for small companies that exhibit a blend of growth and value characteristics--high earnings growth potential, but trading at reasonable prices relative to their growth. He also looks for catalysts that he expects will improve a company's fundamentals and its stock price, such as a positive management change or a new product.

FASCIANO FUND INVESTORS CAN EXPECT:

A balanced approach to small-cap investing
An emphasis on companies with staying power
Hands-on research
      The Fund's blended investment approach seeks to lower risk by diversifying across companies and industries with growth and value characteristics. It also provides a core small-cap foundation for adding other asset classes and investment styles, and may complement more aggressive investments within a diversified portfolio.

      QUOTE: "I practice small-cap investing for the `faint of heart.' By investing for the long term in rapidly-growing companies with reasonable stock prices, I intend to balance the considerable rewards of small-caps with their higher risks."

         --MICHAEL FASCIANO, PORTFOLIO MANAGER, NEUBERGER BERMAN FASCIANO FUND

A DISCIPLINED INVESTMENT STYLE

      Fasciano attributes his investment success to a highly disciplined stock selection technique. He focuses on smaller companies with market capitalizations of less than $1.5 billion. From this pool, he searches for reasonably priced stocks that he believes can increase earnings by 15% to 25% annually over the next three to five years. Fasciano believes that in the long run, consistently investing in stocks with a combination of growth and value characteristics can provide very good returns.

      Fasciano seeks companies with established franchises and long product cycles that will help sustain growth and maintain profit margins. His disciplined approach includes a six-point stock-picking approach that emphasizes: low debt, strong cash flow, consistent profitability, significant inside ownership, high annual earnings growth, and reasonable valuations.

SMALL COMPANIES, SMALL PLANE, BUT BIG POTENTIAL: HANDS-ON RESEARCH

      A small-cap blend strategy requires extensive, in-depth research. Fasciano believes in taking a hands-on approach to the challenge. Several times a week, he pilots his own airplane to visit with the management of small companies around the country. His top priority is to determine the business climate for the company, but he also digs for information that indicates strong or improving long-term trends.

RISK MANAGEMENT

      Small-caps' high potential rewards do not come without certain risks. Small companies may display higher levels of volatility and less liquidity than larger-sized companies. To help manage these risks, Fasciano concentrates on careful portfolio construction, building the portfolio from the bottom up, stock by stock. He typically diversifies assets across 60 to 80 individual stocks in a variety of industries, making a special effort to avoid highly volatile businesses.

      A strong sell discipline is an important aspect of risk management. That's why Fasciano carefully reviews stocks that have hit his target price. Stocks also become candidates for sale if a company management fails to execute its growth strategy or if revenue/earnings fall below expectations for an extended period.

INVESTMENT PROCESS SUMMARY

      o     Stock Universe      Selection Criteria        Diversified Portfolio
      o     Small-cap Blend     Six-step approach         60-80 Stocks

      Meet the Manager
      Michael Fasciano, CFA: Portfolio Manager, Neuberger Berman FASCIANO Fund

      MICHAEL FASCIANO, Neuberger Berman FASCIANO Fund Portfolio Manager, joined the firm in March 2001 when Neuberger Berman acquired the Fasciano Company, advisor to Fasciano Fund, a small-cap blend mutual fund. Fasciano, a highly respected Chicago-based money manager, launched his Fund in November 1988.

      A native of Queens, New York, Fasciano earned a B.S. and a MBA from the University of Wisconsin. He began his career as a securities broker in Milwaukee and in 1983 moved to Chicago, where he worked as an analyst for BCS Financial Corp., before starting his own investment firm. Fasciano is a member of the Investment Analysts Society of Chicago and holds the distinction of Chartered Financial Analyst. In his free time, Fasciano enjoys reading, golfing and piloting his plane.

THINKING SMALL CAN LEAD TO BIG OPPORTUNITIES

      Throughout history, small companies with entrepreneurial spirit and innovative ideas have reshaped the world. Today's corporate giants like Microsoft, Wal-Mart, IBM and Coca-Cola began with a simple idea or a unique product and turned it into a great enterprise. Not every small company will grow to the sky, but the good ones can turn in year after year of steady growth. Well-managed small companies tend to be close to their customers. They're often more agile than huge corporations and can adapt to a changing business environment. And, because they're less well known than larger companies, these hidden gems may fall below Wall Street's radar.

      As with any investment that has the potential for high rewards, there are inherent risks associated with small-cap investing. Many small firms lack financial resources, which makes them vulnerable. Some fall prey to over-ambitious growth plans. But we believe that in-depth research can identify the strongest candidates. The Neuberger Berman FASCIANO Fund aims to find small companies with staying power.

      CHART CAPTION: ADDING SMALL-CAPS MAY STRENGTHEN RETURNS
      Portfolios that include small-cap exposure offer the potential for increased long-term growth.

                       Hypothetical Allocation Portfolios
                    25-year period ending December 31, 2000
                                Growth of $1,000


                        No Small Caps           $27,958

                        10% Small Caps          $30,196

                        20% Small Caps          $32,424

                        30% Small Caps          $34,619


               o 80% Large Caps/20% Corporate Bonds/0% Small Cap
               o 70% Large Caps/20% Corporate Bonds/10% Small Caps
               o 60% Large Caps/20% Corporate Bonds/20% Small Caps
               o 50% Large Caps/20% Corporate Bonds/30% Small Caps

Source: Ibbotson Associates and Lehman Brothers.1 NOTE: THE HYPOTHETICAL PORTFOLIOS WERE REBALANCED ANNUALLY. THE CHART ABOVE IS FOR ILLUSTRATION PURPOSES ONLY AND NOT INTENDED TO SHOW THE PERFORMANCE OF ANY NEUBERGER BERMAN FUND.


WHY INVEST IN SMALL-CAP BLEND?

      Whether you're saving for a child's education, your own retirement, or another long-term goal, a small-cap blend fund may help you reach your target. The FASCIANO Fund's approach to small-cap blend:

___________________________
(1) The Lehman Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. Large-cap stocks are defined as the S&P 500 Index, a market-value weighted index of 500 blue-chip stocks; it is considered to be a benchmark of the overall stock market. Small-cap stocks are defined as a portfolio of stocks represented by the fifth capitalization quintile of stocks on the New York Stock Exchange (NYSE) for 1976-1981 and the performance of the Dimensional Fund Advisors (DFA) Small Company Fund thereafter. The fund is a market value-weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange (AMEX) and the over-the-counter market (OTC) with the same or less capitalization as the upper boundary of the NYSE ninth decile.

      |X| Seeks lower risk by diversifying across companies and industries with growth and value characteristics
      |X| Maintains a consistent style; doesn't attempt to ride growth or value cycles
      |X| Provides a core small-cap foundation to which you can add other asset classes and investment styles
      |X|  Complements more aggressive investments within your portfolio

      Upside Potential With Downside Protection

FASCIANO FUND'S STRATEGY HAS PROVEN ITS WORTH, ESPECIALLY DURING UNKIND MARKETS. OF COURSE, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


                      -------------------------------------
                                Yearly Returns
                                Fasciano      Russell
                      -------------------------------------
                                              2000(2)
                        1989        22.45%         16.26%
                        1990        -1.18%        -19.48%
                        1991        35.08%         46.04%
                        1992         7.67%         18.41%
                        1993         8.08%         18.88%
                        1994         3.68%         -1.82%
                        1995        31.12%         28.45%
                        1996        26.54%         16.49%
                        1997        21.51%         22.36%
                        1998         7.19%         -2.55%
                        1999         6.16%         21.26%
                        2000         1.70%         -3.02%
                      -------------------------------------
(2)The Russell 2000 Index is an unmanaged index of U.S. Small-Cap Stocks.

*The Neuberger Berman FASCIANO Fund is the successor to the Fasciano Fund, Inc. The information prior to 3/24/01 is for the predecessor, Fasciano Fund, Inc. 1.70%, 12.22%, and 14.29% were the average annual total returns for the 1-, 5- and 10- year periods ended 12/31/00. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
**Note: 1989 was the first full year of operation for the Fasciano Fund.

      GROWTH STOCKS. VALUE STOCKS. CAN'T DECIDE? TRY SMALL-CAP BLEND

      Many small-cap mutual funds look for stocks based on a style of investing: either growth or value. Growth funds generally look for stocks among the economy's fastest growing sectors, which have recently included technology and biotechnology. They are willing to pay higher prices for stocks with high growth potential. On the other hand, value funds like to shop for a good bargain. They too want to find growing companies, but seek less expensive entry points, usually among the stocks of companies in out-of-favor industries, or those suffering from short-term earnings concerns.

      Can't decide which style is right for you? Now there's no need to choose. Neuberger Berman FASCIANO Fund targets the "sweet spot" between small-cap growth and small-cap value investing. This small-cap blend fund helps you balance the higher risks of investing in fast-growing companies with a more conservative style of hunting for bargain-priced stocks, by maintaining characteristics of both growth and value investing.

      DECIDING BETWEEN SMALL-CAP GROWTH AND VALUE JUST GOT EASIER. NEUBERGER BERMAN FASCIANO FUND

      The Fund may not be suitable for you if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines of a given period. Although the Fund primarily will invest in companies on a long-term basis, from time to time, the Fund may invest on a short-term basis or may sell within a few months securities that it originally had intended to be a long-term investment if the security no loner meets the quality or valuation requirements of the Fund. The Fund generally will seek to be fully invested in common stocks. However, at times, the manager may invest a large portion of the Fund's assets in cash if the manager is unable to locate and invest in a sufficient number of companies that meet the Fund's quality and valuation requirements.

         Neuberger Berman MILLENNIUM Fund
         --------------------------------

         Investment Program
         ------------------

      The Fund invests primarily in equity securities of small-sized domestic companies (up to $1.5 billion in market capitalization at time of investment). The Fund seeks growth of capital and looks for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets, or management.

      DISCIPLINED STOCK SELECTION PROCESS

      The Fund co-managers employ a three-tiered disciplined investment process. It begins with a search for fast growing, small companies that exhibit sustainable earnings growth of at least 15%. Next, they assess a company's financial and managerial wherewithal to capitalize on opportunities and grow its business, despite occasional setbacks. Finally, the managers determine whether or not a stock's price is reasonable. Their analysis attempts to avoid companies considered overvalued relative to their earnings growth rate.

      LONG-TERM GROWTH POTENTIAL OF SMALL-CAP STOCKS

      Simply put, a small company might become a mid-sized one rapidly with the launch of a single blockbuster product. And, since the potential growth of a small company is often uninhibited by several layers of management, it might be able to bring new products or services to the market quickly. What adds to the attractiveness of small-cap stocks is the fact that they're generally less researched than large-caps, which presents the managers with more opportunities to find good companies that are not yet recognized by many investors. Small-caps, however, are more risky than other securities due to their volatility and greater sensitivity to market trends, company news and industry developments.

      RISK MANAGEMENT

      "We abide by three rules for managing risk: pay reasonable prices, remain emotionally detached, and stay diversified", says one of the Fund managers about their risk-management strategy. First, the Fund focuses on rapidly growing companies that are selling at reasonable prices relative to their growth prospects. This is done in an effort to avoid those stocks whose valuations are out of line with their growth rates because we believe they are often the most susceptible to steep declines caused by fundamental disappointments or during a market downturn. Second, our Fund co-managers remain emotionally detached from their stock picks. When deteriorating fundamentals are discovered in a company, the Fund co-managers take quick and decisive action to eliminate it from the Fund. And third, to limit downside risk, the Fund co-managers expect to invest in a diversified Fund across an array of sectors and industries. No single stock represents more than 5% of total assets, measured at the time of investment.

      INVESTMENT PROCESS

      SCREENS

          Price             Is this stock price reasonable?

          Quality           Can the company go the distance?
                            Financial Strength, Management Depth and Talent

          Growth            Are earnings growing rapidly?
                            15%+ Annual Growth Rates
                            Positive Earnings Surprises

      MILLENNIUM INVESTORS CAN EXPECT:
o    Disciplined stock selection process
o    Long-term growth potential of small-cap stocks
o    Risk management

      Investment Insight

      The Fund co-managers of the MILLENNIUM Fund make it their business to track down promising small-cap companies wherever they may exist. As a result, this fund enables investors who can accept the risks of small-cap stocks to pursue the potential for long-term growth that small-caps may provide.

                                    * * * * *

      Each Fund invests in a wide array of stocks, and no single stock makes up more than a small fraction of either Fund's total assets. Of course, each Fund's holdings are subject to change.

Additional Investment Information
---------------------------------

      Unless otherwise indicated, each Fund may make the following investments, among others; some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of each Fund's principal strategies are discussed in the Prospectus. They may not buy all of the types of securities or use all of the investment techniques that are described.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of the Trust, determines they are liquid. Most such securities held by the Funds are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions which could be costly to the Funds.

      POLICIES AND LIMITATIONS. Each Fund may invest up to 15% of its net assets in illiquid securities. Neuberger Berman FASCIANO Fund has no current intention of investing in illiquid securities.

      REPURCHASE AGREEMENTS. In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. Neither Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

      SECURITIES LOANS. Each Fund may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities to/through Neuberger Berman (as agent).

      POLICIES AND LIMITATIONS. Each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

      FOREIGN SECURITIES. Each Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds' rights as investors.

      Each Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on portfolio transactions.

      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

      Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

      The Funds may invest in ADRs, European Depository Receipts (EDRs), Global Depository Receipts (GDRs), and International Depository Receipts (IDRs). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

      POLICIES AND LIMITATIONS. To limit the risks inherent in investing in foreign currency denominated securities, Neuberger Berman FASCIANO Fund may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Neuberger Berman MILLENNIUM Fund may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, none of these Funds is restricted in the amount it may invest in securities denominated in any one foreign currency.

      Investments in securities of foreign issuers are subject to each Fund's quality standards. Each Fund may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

      TECHNOLOGY SECURITIES. These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

      The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

   FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON SECURITIES AND
               INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

      FUTURES CONTRACTS AND OPTIONS THEREON. Neuberger Berman MILLENNIUM Fund may purchase and sell single stocks and interest rate futures contracts, stock and bond index futures contracts (including those on a narrow-based index), and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Fund views investment in (i) single stock interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

      For purposes of managing cash flow, each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index").

      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

      "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing their net asset values ("NAVs"), the Funds mark to market the value of their open futures positions. Each Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although each Fund believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could have an adverse impact on the NAV of the Fund.

      Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter-party to a contract executed on a DTEF.

      POLICIES AND LIMITATIONS. Neuberger Berman MILLENNIUM Fund may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Fund does not engage in transactions in futures and options on futures for speculation.

      Each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the funds' exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      CALL OPTIONS ON SECURITIES. Neuberger Berman MILLENNIUM Fund may write covered call options and may purchase call options on securities. Neuberger Berman FASCIANO Fund may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

      When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, a Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Funds' total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

      If a call option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

      When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

      POLICIES AND LIMITATIONS. Each Fund may write covered call options and may purchase call options on securities. Each Fund may also write covered call options and may purchase call options in related closing transactions. The Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Funds will not do).

      A Fund would purchase a call option to offset a previously written call option. Neuberger Berman MILLENNIUM Fund also may purchase a call option to protect against an increase in the price of the securities it intends to purchase.

      PUT OPTIONS ON SECURITIES (Neuberger Berman MILLENNIUM Fund). The Fund may write and purchase put options on securities. The Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

      When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

      Portfolio securities on which put options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

      POLICIES AND LIMITATIONS. The Fund generally writes and purchases put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV).

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

      Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counter-party, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Fund may engage in OTC options transactions.

      The premium a Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Neuberger Berman MILLENNIUM Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

      A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, Neuberger Berman MILLENNIUM Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its Fund. In those cases, additional brokerage commissions are incurred.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS. Each Fund may use American-style options.

      The assets used as cover (or held in a segregated account) for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      PUT AND CALL OPTIONS ON SECURITIES INDICES. For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

      POLICIES AND LIMITATIONS. For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Funds will be listed and traded on an exchange.

      FOREIGN CURRENCY TRANSACTIONS. Each Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Funds also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

      The Funds enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. These Funds do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

      At the consummation of a forward contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

      NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

      However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

      POLICIES AND LIMITATIONS. The Funds may enter into forward contracts for the purpose of hedging and not for speculation.

      OPTIONS ON FOREIGN CURRENCIES. Each Fund may write and purchase covered call and put options on foreign currencies.

      Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

      POLICIES AND LIMITATIONS. A Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent a Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

      COVER FOR FINANCIAL INSTRUMENTS. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover it potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets for cover or segregation could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

      POLICIES AND LIMITATIONS. Each Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

      GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Fund's use of Financial Instruments will be successful.

      Each Fund's use of Financial Instruments may be limited by the provisions of the Code, with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

      POLICIES AND LIMITATIONS. When hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. NB Management intends to reduce the risk that a Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

      FIXED INCOME SECURITIES. While the emphasis of the Funds' investment programs is on common stocks and other equity securities, the Funds may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Fund may invest in investment grade corporate bonds and debentures. Neuberger Berman FASCIANO Fund may invest in corporate debt securities rated below investment grade.

      U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the "Government National Mortgage Association"), Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan
Mortgage Corporation), Sallie Mae (also known as the "Student Loan Marketing Association"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government

Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

      "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

      The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

      Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower rated securities only when it concludes that the anticipated return on such an investment to Neuberger Berman Fasciano Fund warrants exposure to the additional level of risk.

      POLICIES AND LIMITATIONS. Each Fund normally may invest up to 35% of its total assets in debt securities.

      Subsequent to its purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, Neuberger Berman MILLENNIUM Fund will engage in an orderly disposition of the downgraded securities.

      There are no restrictions as to the ratings of debt securities Neuberger Berman FASCIANO Fund may acquire or the portion of its assets it may invest in debt securities in a particular ratings category. Although the Fund does not presently intend to invest in debt securities, it may invest in convertible bonds that the manager believes present a good value because they are convertible into equity securities and have an attractive yield.

      COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

      POLICIES AND LIMITATIONS. The Funds may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality.

      ZERO COUPON SECURITIES (Neuberger Berman MILLENNIUM Fund). The Fund may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

      The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Fund prior to the receipt of any actual payments. Because each such Fund must distribute substantially all of its investment company taxable income (including its accrued original issue discount) to its shareholders each year for income and excise tax purposes, it may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information."

      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

      CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

      The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve their investment objectives.

      POLICIES AND LIMITATIONS. Convertible debt securities are subject to each Fund's investment policies and limitations concerning fixed income securities.

      PREFERRED STOCK. Each Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

      OTHER INVESTMENT COMPANIES. Each Fund at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Funds do not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, each Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate.

WEALTH MANAGEMENT SERVICES

PRIVATE ASSET MANAGEMENT - We specialize in sophisticated, customized money management for individuals, families and institutions, whether your account $500,000 or $100 million. Our Portfolio managers are experts in a wide range of investment styles, including alternative investment approaches. Client Consultants help you make the most of Neuberger Berman's resources.

NEUBERGER BERMAN TRUST COMPANIES - The Neuberger Berman Trust Companies help you build and protect your wealth across generations. We provide comprehensive family wealth planning through an integrated approach to tax planning, fiduciary services, investment policy design and oversight, for relationships of $2 million or more. For business owners we offer employee benefit plan ESOP design, as well as investment, administrative and trustee/executor services. For larger relationships, we also provide multi-manager custody and consolidated performance and risk management oversight and reporting.

EXECUTIVE MONETARY MANAGEMENT - Our wholly owned subsidiary, Executive Monetary Management, provides an objective, comprehensive and confidential approach to personal wealth management. For clients with substantial wealth, EMM acts as an independent advocate for the entirety of your financial affairs, identifying courses of action and seeking alternative solutions. EMM serves as your trusted gatekeeper advisor, simplifying the demands of wealth management.

MUTUAL FUNDS AND INSTITUTIONAL ACCOUNTS

NEUBERGER BERMAN MUTUAL FUNDS - Neuberger Berman was one of the first firms to offer no-load mutual funds, starting in 1950. Today our funds span asset classes, investment styles and capitalization ranges. They are available through, multiple sources, directly or through third parties.

FUND ADVISORY SERVICE - Our Fund Advisory Service (FAS) can help you put your financial house in order. Based on your input, FAS builds a diversified portfolio of mutual funds from a select group of managers with excellent track records and low fees. For investors with $100,000 to $500,000 to invest, FAS clients receive personalized, professional portfolio management at a reasonable price.

INSTITUTIONAL SEPARATE ACCOUNTS - For foundations, endowments, corporations and other institutions, we offer specialized investment management expertise. Our portfolio managers are industry veterans with a deep knowledge of the companies they invest in. Supporting them is a team of skilled research analysts, traders and staff, focused on delivering superior performance in the full spectrum of investment styles.

BROKER ADVISED PRODUCTS - Neuberger Berman offers both mutual funds and separately managed accounts through broker/consultant-advised programs. These programs offer comprehensive investment management services under a single fee structure. Our business partners include the world's leading brokerage firms.

PROFESSIONAL SECURITIES SERVICES

PRIME BROKERAGE AND CORRESPONDENT CLEARING SERVICES - Professional investors have come to Neuberger Berman for prime brokerage and correspondent clearing services since the early 1950s. Hedge funds, broker-dealers, registered investment advisors, and family offices enjoy an uncommon level of personalized, comprehensive support.

RESEARCH SALES - Neuberger Berman is known for its focused, unbiased research coupled with frequent company management meetings. We follow approximately 500 companies in nearly all significant sectors, providing clients with special insight.

                             PERFORMANCE INFORMATION

      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

      Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  P(1+T)(n) = ERV

      Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

      Performance shown for Neuberger Berman FASCIANO Fund through 3/23/01 is that of the Fund's predecessor, Fasciano Fund, Inc. Performance after 3/24/01 is that of the corresponding Investor Class of the Fund. Because the Investor Class has moderately lower expenses, its performance should have been slightly better than the corresponding Advisor Class would have had.

      Performance shown for Neuberger Berman MILLENNIUM Fund is that of the Fund's Trust Class, and for periods prior to inception of the Fund's Trust Class, the Fund's Investor Class. Because the Trust Class of the Fund has moderately lower expenses, its performance should have been slightly better than the corresponding Advisor Class would have had. Through 12/15/00 MILLENNIUM Fund Trust Class was organized as a feeder fun in a master/feeder, rather than multiple class, structure. Performance for the periods after November 1998 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as MILLENNIUM Fund Trust Class. Performance from October to November 1998 is that of MILLENNIUM Fund Investor Class since its inception, which had the same expenses as Trust Class.

                                                Average Annual Total Returns
Advisor Class                                     Periods Ended 2/28/2002

                ONE YEAR       FIVE YEARS        TEN YEARS        PERIOD FROM
                                                                  INCEPTION(1)
FASCIANO          [ ]%            [ ]%              [ ]%              [ ]%
MILLENNIUM        [ ]%            N/A               N/A               [ ]%


  (1) The inception date of the predecessor to the Neuberger Berman Fasciano Fund, the FASCIANO Fund, Inc. is 11/10/88. The inception date of the Investor Class of Neuberger Berman MILLENNIUM Fund is 10/20/98.

      NB Management may from time to time waive a portion of its fees due from any Fund or reimburse a Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administration Services" below.

Comparative Information
-----------------------

      From time to time each Fund's performance may be compared with:

           (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

           (2) recognized stock and other indices, such as the S&P 500 Index, S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Index, Russell 2000 Growth Index, Russell 2000 Value Index, Russell 1000 Value Index, Russell 1000 Growth Index, Russell Midcap(R) Index, Russell Midcap Value Index, Russell Midcap Growth Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $21 million to $3.0 billion, with an average of $522 million as of September 30, 2001. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $1.8 billion as of September 30, 2001. The Russell indexes measure the performance of all capitalization ranges across both growth and value investment styles. The EAFE(R) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S.
      dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Fund may invest in different types of securities from those included in some of the above indexes.

      Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

Other Performance Information
-----------------------------

      From time to time, information about a Fund's portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Fund's diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

      NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

      Information regarding the effects of automatic investing and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.


                           CERTAIN RISK CONSIDERATIONS

      Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.


                              TRUSTEES AND OFFICERS

      The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees
---------------------------------------


-------------------------------------------------------------------------------------------------------------------
NAME, AGE, AND           POSITION AND                                           NUMBER OF      OTHER DIRECTORSHIPS
ADDRESS (1)             LENGTH OF TIME       PRINCIPAL OCCUPATION(S)(3)      PORTFOLIOS IN     HELD OUTSIDE FUND
                           SERVED(2)                                          FUND COMPLEX     COMPLEX BY TRUSTEE
                                                                               OVERSEEN BY
                                                                                 TRUSTEE
-------------------------------------------------------------------------------------------------------------------

John Cannon (72)            Trustee       Retired. Formerly, Chairman and           27         Independent Trustee
                             since        Chief Investment Officer of CDC                      or Director of three
                              1994        Capital Management (registered                       series of
                                          investment adviser) (1993-Jan.                       OppenheimerFunds:
                                          1999).                                               Limited Term New
                                                                                               York Municipal Fund,
                                                                                               Rochester Fund
                                                                                               Municipals, and
                                                                                               Oppenheimer
                                                                                               Convertible
                                                                                               Securities Fund,
                                                                                               1992 to present.
-------------------------------------------------------------------------------------------------------------------
Faith Colish (66)           Trustee       Attorney at Law and President,            27
                             since        Faith Colish, A Professional
                              1982        Corporation; 1980 to present.

-------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (68)       Trustee       Consultant.                               27
                             since
                              1989

-------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (64)         Trustee       Consultant, C. A. Harvey                  27
                             since        Associates, June 2001 to
                              1998        present; Member, Individual
                                          Investors Advisory Committee to
                                          the New York Stock Exchange
                                          Board of Directors, 1998 to
                                          present; Secretary, Board of
                                          Associates to The National
                                          Rehabilitation Hospital's Board
                                          of Directors; Director of
                                          American Association of Retired
                                          Persons (AARP), 1978 to December
                                          2000; Member, American Savings
                                          Education Council's Policy Board
                                          (ASEC), 1998-2000; Member,
                                          Executive Committee, Crime
                                          Prevention Coalition of America,
                                          1997-2000.
-------------------------------------------------------------------------------------------------------------------
Barry Hirsch (68)           Trustee       Senior Vice President and                 27
                             since        General Counsel of Loews
                              1988        Corporation (diversified
                                          financial corporation).
-------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (74)       Trustee       Professor of Finance and                  27         Director, Delaware
                             since        Economics at Stern School of                         Labs, 1978 to
                              1986        Business, New York University.                       present (cosmetics).
-------------------------------------------------------------------------------------------------------------------


                                       31

-------------------------------------------------------------------------------------------------------------------
NAME, AGE, AND           POSITION AND                                           NUMBER OF      OTHER DIRECTORSHIPS
ADDRESS (1)             LENGTH OF TIME       PRINCIPAL OCCUPATION(S)(3)      PORTFOLIOS IN     HELD OUTSIDE FUND
                           SERVED(2)                                          FUND COMPLEX     COMPLEX BY TRUSTEE
                                                                               OVERSEEN BY
                                                                                 TRUSTEE
-------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)       Trustee       Retired.  Director, State                 27         Formerly, Director
                             since        Theatre of New Jersey                                of Kevlin
                              1984        (not-for-profit theater), 2000                       Corporation
                                          to present; Formerly, Vice                           (manufacturer of
                                          President and Special Counsel to                     microwave and other
                                          WHX Corporation (holding                             products).
                                          company); 1993 - 2001.
-------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (69)      Trustee       Senior Vice President of Burnham          27         Formerly, Director,
                             since        Securities Inc. (a registered                        Cancer Treatment
                              1985        broker-dealer) since 1991;                           Holdings, Inc.
                                          Director, 92nd Street Y
                                          (non-profit), 1967 to present.
-------------------------------------------------------------------------------------------------------------------
William E. Rulon (69)       Trustee       Retired. Senior Vice President            27         Director of
                             since        of Foodmaker. Inc. (operator and                     Prandium, Inc. since
                              1986        Franchiser of Restaurants) until                     March 2001
                                          January 1997; Secretary of                           (restaurants).
                                          Foodmaker, Inc. until July 1996;
                                          Director, Pro-Kids Golf and
                                          Learning Academy, 1998 to
                                          present (teach golf and computer
                                          usage to "at risk" children).
-------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (70)      Trustee       General Partner of Oxford                 27         Formerly, Director
                             since        Partners and Oxford Bioscience                       of Capital Cash
                              1982        Partners (venture capital                            Management Trust
                                          partnerships) and President of                       (money market fund)
                                          Oxford Venture Corporation.                          and Prime Cash Fund.
-------------------------------------------------------------------------------------------------------------------


                                       32

-------------------------------------------------------------------------------------------------------------------
NAME, AGE, AND           POSITION AND                                           NUMBER OF      OTHER DIRECTORSHIPS
ADDRESS (1)             LENGTH OF TIME       PRINCIPAL OCCUPATION(S)(3)      PORTFOLIOS IN     HELD OUTSIDE FUND
                           SERVED(2)                                          FUND COMPLEX     COMPLEX BY TRUSTEE
                                                                               OVERSEEN BY
                                                                                 TRUSTEE
-------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (51)        Trustee       President and CEO of Westaff,             27         Director, H&R Block,
                             since        Inc., May 2001 to present                            Inc. (financial
                              2000        (temporary staffing); General                        services company),
                                          Partner of Seip Investments LP                       May 2001 to present;
                                          (a private investment                                Director, General
                                          partnership); Senior Executive                       Magic (voice
                                          at the Charles Schwab                                recognition
                                          Corporation from 1983 to 1999;                       software), November
                                          including Chief Executive                            2001 to present;
                                          Officer of Charles Schwab                            Director, Forward
                                          Investment Management, Inc. and                      Management, Inc.
                                          Trustee of Schwab Family of                          (asset management),
                                          Funds and Schwab Investments                         2001-present; Member
                                          from 1997 to 1998; Executive                         of the Board of
                                          Vice President-Retail Brokerage                      Directors of
                                          for Charles Schwab Investment                        E-Finance
                                          Management from 1994 to 1997.                        Corporation (credit
                                                                                               decisioning
                                                                                               services), 1999 to
                                                                                               present; Director,
                                                                                               Save-Daily.com
                                                                                               (micro investing
                                                                                               services), 1999 to
                                                                                               present; Formerly,
                                                                                               Director of Offroad
                                                                                               Capital Inc.
                                                                                               (pre-public internet
                                                                                               commerce company).
-------------------------------------------------------------------------------------------------------------------
Gustave H. Shubert          Trustee       Senior Fellow/Corporate Advisor           27
(73)                         since        and Advisory Trustee of Rand (a
                              1989        non-profit public interest
                                          research institution) since
                                          1989; Honorary Member of the
                                          Board of Overseers of the
                                          Institute for Civil Justice, the
                                          Policy Advisory Committee of the
                                          Clinical Scholars Program at the
                                          University of California, the
                                          American Association for the
                                          Advancement of Science, the
                                          Council on Foreign Relations,
                                          and the Institute for Strategic
                                          Studies (London); advisor to the
                                          Program Evaluation and
                                          Methodology Division of the U.S.
                                          General Accounting Office;
                                          formerly Senior Vice President
                                          and Trustee of Rand.
-------------------------------------------------------------------------------------------------------------------


                                       33

-------------------------------------------------------------------------------------------------------------------
NAME, AGE, AND           POSITION AND                                           NUMBER OF      OTHER DIRECTORSHIPS
ADDRESS (1)             LENGTH OF TIME       PRINCIPAL OCCUPATION(S)(3)      PORTFOLIOS IN     HELD OUTSIDE FUND
                           SERVED(2)                                          FUND COMPLEX     COMPLEX BY TRUSTEE
                                                                               OVERSEEN BY
                                                                                 TRUSTEE
-------------------------------------------------------------------------------------------------------------------
Candace L. Straight         Trustee       Private investor and consultant           27
(54)                         since        specializing in the insurance
                              1983        industry; Advisory Director of
                                          Securities Capital LLC (a global
                                          private equity investment firm
                                          dedicated to making investments
                                          in the insurance sector).
-------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (57)         Trustee       Regional Manager for Atlanta              27
                             since        Region, Ford Motor Credit
                              1984        Company since August, 1997;
                                          prior thereto, President, Ford
                                          Life Insurance Company, April
                                          1995 until August 1997.
-------------------------------------------------------------------------------------------------------------------
Michael M. Kassen*       President and    Executive Vice President and              27         Executive Vice
(48)                        Trustee       Chief Investment Officer of                          President, Chief
                             since        Neuberger Berman since 1999;                         Investment Officer
                              1999        Executive Vice President and                         and Director of
                                          Chief Financial Officer of NB                        Neuberger Berman
                                          Management from November 1999 to                     Inc. (holding
                                          March 2000; Vice President of NB                     company) since 1999;
                                          Management from 1990 until 1999;                     Chairman since May
                                          Partner or Principal of                              2000 and Director of
                                          Neuberger Berman from 1993.                          NB Management since
                                                                                               January 1996.
-------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien*          Trustee       Member, Investment Policy                 27         Director of Legg
(73)                         since        Committee, Edward Jones, 1993 -                      Mason, Inc.
                              1993        2001; President of the                               (financial services
                                          Securities Industry Association                      holding company),
                                          ("SIA") (securities industry's                       1993 to present;
                                          representative in government                         Director, Boston
                                          relations and regulatory matters                     Financial Group
                                          at the federal and state levels)                     (real estate and tax
                                          from 1974 - 1992; Adviser to SIA                     shelters) 1993-1999.
                                          from November 1992 -November
                                          1993.
-------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (42)  Chairman of the   Executive Vice President of               27         Executive Vice
                          Board, Chief    Neuberger Berman since 1999;                         President and
                           Executive      Principal of Neuberger Berman                        Director of
                          Officer and     from 1997 until 1999; Senior                         Neuberger Berman
                            Trustee       Vice President of NB Management                      Inc. (holding
                             since        from 1996 until 1999; Director                       company) since 1999;
                              1999        of Institutional Services of NB                      President and
                                          Management from 1988 until 1996.                     Director of NB
                                                                                               Management since
                                                                                               1999.
-------------------------------------------------------------------------------------------------------------------

      (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

      (2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and
           (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

      (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

      * Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

INFORMATION ABOUT THE OFFICERS OF THE TRUST
-------------------------------------------


NAME, AGE, AND ADDRESS (1)                  POSITION AND LENGTH OF TIME                PRINCIPAL OCCUPATION(S) (3)
                                                     SERVED(2)
Claudia A. Brandon (45)                         Secretary since 1986          Vice President-Mutual Fund Board Relations
                                                                              of NB Management since 2000; Vice President
                                                                              of Neuberger Berman since 2002 and Employee
                                                                              since 1999; Vice President of NB Management
                                                                              from 1986 to 1999; Secretary of two other
                                                                              mutual funds for which NB Management acts as
                                                                              investment manager and administrator.

Robert Conti (45)                            Vice President since 2000        Vice President of Neuberger Berman since
                                                                              1999; Senior Vice President of NB Management
                                                                              since 2000; Controller of NB Management
                                                                              until 1996; Treasurer of NB Management from
                                                                              1996 until 1999; Vice President of two other
                                                                              mutual funds for which NB Management acts as
                                                                              investment manager and administrator since
                                                                              2000.

Stacy Cooper-Shugrue (38)                  Assistant Secretary since 1991     Employee of Neuberger Berman since 1999;
                                                                              Assistant Vice President of NB Management
                                                                              from 1993 to 1999; Assistant Secretary of
                                                                              two other mutual funds for which NB
                                                                              Management acts as investment manager and
                                                                              administrator.

Barbara DiGiorgio (43)                     Assistant Treasurer since 1996     Vice President of Neuberger Berman since
                                                                              1999; Assistant Vice President of NB
                                                                              Management from 1993 to 1999; Assistant
                                                                              Treasurer of two other mutual funds for
                                                                              which NB Management acts as investment
                                                                              manager and administrator.

                                       35

NAME, AGE, AND ADDRESS (1)                  POSITION AND LENGTH OF TIME                PRINCIPAL OCCUPATION(S) (3)
                                                     SERVED(2)

Brian J. Gaffney (48)                        Vice President since 2000        Managing Director of Neuberger Berman since
                                                                              1999; Senior Vice President of NB Management
                                                                              since 2000; Vice President of NB Management
                                                                              from 1997 until 1999; Vice President of two
                                                                              other mutual funds for which NB Management
                                                                              acts as investment manager and administrator
                                                                              since 2000.

Richard Russell (55)                     Treasurer and Principal Financial    Vice President of Neuberger Berman since
                                         and Accounting Officer since 1993    1999; Vice President of NB Management from
                                                                              1993 until 1999; Treasurer and Principal
                                                                              Financial and Accounting Officer of two
                                                                              other mutual funds for which NB Management
                                                                              acts as investment manager and administrator.

Frederic B. Soule (54)                       Vice President since 2000        Vice President of Neuberger Berman since
                                                                              1999; Vice President of NB Management from
                                                                              1995 until 1999; Vice President of two other
                                                                              funds for which NB Management acts as
                                                                              investment manager and administrator since
                                                                              2000.

Celeste Wischerth (40)                     Assistant Treasurer since 1993     Vice President of Neuberger Berman since
                                                                              1999; Assistant Vice President of NB
                                                                              Management from 1994 to 1999; Assistant
                                                                              Treasurer of two other mutual funds for
                                                                              which NB Management acts as investment
                                                                              manager and administrator.

____________________

      (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

      (2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

      (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

      The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

      AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee generally the Funds' accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of the

Funds' financial statements and the independent audit thereof; and (c) to act as a liaison between the Funds' independent auditors and the full Board. The Audit Committee is composed entirely of Independent Fund Trustees; its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), Gustave H. Shubert and Peter P. Trapp. During the fiscal year ended 8/31/01, the Committee met three times.

      CODE OF  ETHICS  COMMITTEE.  The Code of  Ethics  Committee  oversees  the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are John Cannon, Faith Colish, Robert A. Kavesh (Chairman), Edward I. O'Brien and Gustave H. Shubert. During the fiscal year ended 8/31/01, the Committee did not hold an official meeting. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. The Committee is composed entirely of Independent Fund Trustees; its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William E. Rulon and Tom D. Seip. During the fiscal year ended 8/31/01, the Committee did not hold an official meeting.

      EXECUTIVE COMMITTEE. The Executive Committee has all the powers of the Trustees when the Trustees are not in session. Its members are John Cannon, Faith Colish, John P. Rosenthal, William E. Rulon, Cornelius T. Ryan and Peter
E. Sundman (Chairman). During the fiscal year ended 8/31/01, the Committee did not hold any meetings.

      NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Fund Trustees, as members of committees, and as officers of the Trust. The Nominating Committee is composed entirely of Independent Fund Trustees; its members are C. Anne Harvey, Barry Hirsch, Howard A. Mileaf (Chairman), Cornelius T. Ryan and Tom D. Seip. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended 8/31/01, the Committee met two times.

      PORTFOLIO TRANSACTIONS COMMITTEE. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman to the Funds and to its other customers, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. The Committee is composed entirely of Independent Fund
Trustees; its members are Faith Colish, Walter G. Ehlers, C. Anne Harvey, Candace L. Straight (Chairwoman) and Peter P. Trapp. During the fiscal year ended 8/31/01, the Committee met two times.

      PRICING COMMITTEE. The Pricing Committee oversees the procedures for pricing the Funds' portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are Michael M. Kassen, Robert A. Kavesh, Edward I. O'Brien, John P. Rosenthal (Chairman), Tom D. Seip and Peter P. Trapp. During the fiscal year ended 8/31/01, the Committee met two times.

      The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      The following table sets forth information concerning the compensation of the trustees of the Trust. Neuberger Berman Equity Funds does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/01
                          -----------------------------

                                                      Total Compensation
                                                        from Investment
                                  Aggregate             Companies in the
Name and Position                Compensation        Neuberger Berman Fund
 with the Trust                 from the Trust      Complex Paid to Trustees
-----------------               --------------      ------------------------

John Cannon                      $16,768                     $63,750
Trustee

Faith Colish                     $38,843                     $75,500
Trustee

Walter G. Ehlers                 $16,768                     $55,500
Trustee

C. Anne Harvey                   $16,768                     $56,000
Trustee

Barry Hirsch                     $16,768                     $63,750
Trustee

Michael M. Kassen                $0                          $0
Trustee

Robert A. Kavesh                 $16,768                     $59,250
Trustee

Howard A. Mileaf                 $41,893                     $78,750
Trustee

Edward I. O'Brien                $36,518                     $59,250
Trustee

John T. Patterson, Jr.*          $9,500                      $9,500
Trustee

John P. Rosenthal                $39,518                     $61,500
Trustee

William E. Rulon                 $16,768                     $62,250
Trustee

Cornelius T. Ryan                $42,518                     $65,250
Trustee

Tom Decker Seip                  $24,768                     $46,750
Trustee

Gustave H. Shubert               $41,018                     $63,750
Trustee

Candace L. Straight              $13,595                     $69,500
Trustee

Peter E. Sundman                 $0                          $0
Trustee

                                                      Total Compensation
                                                        from Investment
                                  Aggregate             Companies in the
Name and Position                Compensation        Neuberger Berman Fund
 with the Trust                 from the Trust      Complex Paid to Trustees
-----------------               --------------      ------------------------

Peter P. Trapp                   $16,768                     $49,500
Trustee

*Deceased, September 26, 2000

      At _____________, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

      NB Management serves as the investment manager to all the Funds pursuant to a management agreement with the Trust, dated December 16, 2000 ("Management Agreement").

      The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds.

      NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Two directors of NB Management (who are also officers of Neuberger Berman), who also serve as officers of NB Management, presently serve as trustees and/or officers of the Trust. See "Trustees and Officers." Each Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

      NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to each Fund pursuant to four administration agreements with the Trust, one for each class, dated December 16, 2000 (each an "Administration Agreement"). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

      Under the Administration Agreement for each class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third-party investment providers. NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or third-party investment providers in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the third-party provider solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

      From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

      For the Advisor Class, NB Management enters into administrative services agreements with Institutions pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.

      Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. For example, the Glass-Steagall Act is generally interpreted to prohibit most banks from underwriting mutual fund shares. NB Management intends to contract with Institutions for only those services they may legally provide. If, due to a change in laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management may be required to find alternative means of providing those services. Any such change is not expected to impact the Funds or their shareholders adversely.

Management and Administration Fees
----------------------------------

      Neuberger Berman MILLENNIUM Fund pay NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million and 0.65% of average daily net assets in excess of $1 billion. Neuberger Berman FASCIANO Fund pays NB Management a management fee at an annual rate of 0.85% of the first $500 million of the Fund's average daily net assets, 0.825% of the next $500 million, 0.80% of the next $500 million, 0.775% of the next $500 million, 0.750% of the next $500 million and 0.725% of average daily net assets in excess of $2.5 billion.

      For administrative services, the Advisor Class of each Fund each pays NB Management a fee at the annual rate of 0.40% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract some of its responsibilities to that Fund under the Administration Agreement and may compensate each Institution that provides such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by certain of the Funds; see "Distribution and Shareholder Services Plan", below.)

      The Neuberger Berman FASCIANO Fund and Neuberger Berman MILLENNIUM Fund Advisor Classes commenced operations on May 1, 2002, and therefore had not yet accrued any management and administration fees as of the date of this SAI.

Waivers and Reimbursements
--------------------------

Advisor Class
-------------

      Until May 1, 2012, NB Management has contractually undertaken to reimburse the Advisor Class of each Fund for its total operating expenses which exceed 1.90% per annum of the Advisor Class' average net assets (excluding interest, taxes, brokerage commissions and extraordinary expenses). The Advisor Class of each Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 1.90% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      The Neuberger Berman FASCIANO Fund and Neuberger Berman MILLENNIUM Fund Advisor Classes commenced operations on May 1, 2002, and therefore had not yet reimbursed any operating expenses pursuant to this arrangement as of the date of this SAI.

All Classes
-----------

      The Management Agreement continues until June 30, 2002. The Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management ("Independent Fund Trustees") and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues until June 30, 2002. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

      NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement dated December 16, 2000 ("Sub-Advisory Agreement").

      The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

      The Sub-Advisory Agreement continues until June 30, 2002 and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

      Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Board Consideration of the Management and Sub-Advisory Agreements
-----------------------------------------------------------------

      In approving the Management and Sub-Advisory Agreements, the Board primarily considered, with respect to each Fund, the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Funds. The Board requested and evaluated a report from NB Management that addressed specific factors designed to inform the Board's consideration of these and other issues.

      With respect to the nature and quality of the services provided, the Board considered the performance of each Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered NB Management's resources and responsiveness with respect to Funds that had experienced lagging performance. The Board also considered the quality of brokerage execution provided by NB Management. The Board's Portfolio Transactions Committee from time to time reviews the quality of the brokerage services that NB Management provides, and has reviewed studies by independent firms engaged to review and evaluate the quality of brokerage execution received by the Funds. The Board considered NB Management or Neuberger Berman's use of brokers or dealers in fund transactions that provided research and other services to NB Management or Neuberger Berman, and the benefits derived by the Funds from such services. The Board also considered NB Management and Neuberger Berman's positive compliance history, as the firms have been free of significant compliance problems.

      With respect to the overall fairness of the Management and Sub-Advisory Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of NB Management and its affiliates from their association with the Funds. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the specific portfolio management issues that contributed to the higher fee. The Board also considered that each Fund's fee structure provides for a reduction of payments resulting from economies of scale, and NB Management's recent offer to provide additional reductions for certain Funds. The Board also considered the voluntary and contractual limits on Fund expenses undertaken by NB Management. In concluding that the benefits accruing to NB Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to NB Management's profit or loss on each Fund for a recent period, and carefully examined NB Management's cost allocation methodology.

      These matters were also considered by the Independent Fund Trustees meeting separately from the full Board with experienced 1940 Act counsel that is independent of Neuberger Berman and NB Management. The annual contract review extends over two regular meetings of the Board, to ensure that management has time to respond to any questions the Independent Fund Trustees may have on their initial review of the report, and the Independent Fund Trustees have time to consider those responses.

      After considering the factors discussed above, the Board, including a majority of the Independent Fund Trustees, determined that continuation of the Management and Sub-Advisory Agreements was in the best interests of the Fund's shareholders.

Investment Companies Managed
----------------------------

      As of March 31, 2002, the investment companies managed by NB Management had aggregate net assets of approximately $16 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     Approximate
                                                                   Net Assets at
Name                                                              March 31, 2002
----                                                              --------------

Neuberger Berman Cash Reserves.................................................$

Neuberger Berman Government Money Fund.........................................$

Neuberger Berman High Yield Bond Fund..........................................$

Neuberger Berman Institutional Cash Fund ......................................$

Neuberger Berman Limited Maturity Bond Fund....................................$

Neuberger Berman Municipal Money Fund..........................................$

Neuberger Berman Municipal Securities Trust....................................$

Neuberger Berman Century Fund..................................................$

Neuberger Berman Fasciano Fund.................................................$

Neuberger Berman Focus Fund....................................................$

Neuberger Berman Genesis Fund..................................................$

Neuberger Berman Guardian Fund.................................................$

Neuberger Berman International Fund............................................$

Neuberger Berman Manhattan Fund................................................$

Neuberger Berman Millennium Fund...............................................$

Neuberger Berman Partners Fund.................................................$

Neuberger Berman Regency Fund..................................................$

Neuberger Berman Socially Responsive Fund......................................$

Neuberger Berman Technology Fund...............................................$

Advisers Management Trust......................................................$

      The investment decisions concerning the Funds and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Code of Ethics
--------------

      The Funds, NB Management and Neuberger Berman have policies that restrict the personal securities transactions of employees, officers, and trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to a Fund.

Management and Control of NB Management and Neuberger Berman
------------------------------------------------------------

      The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are:
Jeffrey B. Lane, Director; Robert Matza, Director; Michael M. Kassen, Director and Chairman; Barbara R. Katersky, Senior Vice President; Robert Conti, Senior Vice President; Brian Gaffney, Senior Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; and Heidi L. Schneider, Director.

      The officers and employees of Neuberger Berman who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are:
Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Joseph K. Herlihy, Senior Vice President and Treasurer; Robert Akeson, Senior Vice President; Steven April, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Philip Callahan, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph
F. Collins III, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth, Senior Vice President; Brian E. Hahn, Senior Vice President; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice
President;  Peter B.  Phelan,  Senior Vice  President;  David Root,  Senior Vice
President; Mark Shone, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Marvin C. Schwartz, Managing Director.

      Mr. Sundman and Mr. Kassen are trustees and officers of the Trust. Mr. Gaffney and Mr. Conti are officers of the Trust.

      Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman. The inside directors and officers of Neuberger Berman, Inc. are: Jeffrey B. Lane, Director, Chief Executive Officer and

President; Peter E. Sundman, Director and Executive Vice President; Heidi L. Schneider, Director and Executive Vice President; Michael M. Kassen, Director, Chief Investment Officer and Executive Vice President; Robert Matza, Director, Chief Administrative Officer and Executive Vice President; Marvin C. Schwartz, Director and Vice Chairman; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Richard Cantor, Vice Chairman and Director; Lawrence Zicklin, Vice Chairman and Director; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; and Joseph K. Herlihy, Treasurer.

                            DISTRIBUTION ARRANGEMENTS

      Each Fund offers two classes of shares, known as Investor Class shares and Advisor Class shares. Neuberger Berman MILLENNIUM Fund offers a third class of shares, known as Trust Class shares.

Distributor
-----------

      NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class, Trust Class and Institutional Class shares are offered on a no-load basis. Trust Class, Advisor Class, and Institutional Class are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

      In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor Class and Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of each Fund's Advisor Class and Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

      For each Funds' Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

      From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of shares of a certain Class.

      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution and Shareholder Services Agreement with respect to the Advisor Class of each fund ("Distribution Agreements"). The Distribution Agreements continue until June 30, 2002. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

Distribution Agreement
----------------------

      The Plan provides that the Advisor Class of each Fund will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from the Advisor Class of each Fund a fee at the annual rate of 0.25% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Fund shares and/or provide services to the Advisor Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Advisor Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Advisor Class's Agreement complies with these rules.

      The Neuberger Berman FASCIANO Fund and Neuberger Berman MILLENNIUM Fund Advisor Classes commenced operations on May 1, 2002, and therefore had not yet accrued any distribution fees as of the date of this SAI.

      The Plan requires that NBMI provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

      Prior to approving the Plan, the Fund Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. To the extent the Plan allows the Funds to penetrate markets to which they would not otherwise have access, the Plan may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

      The Plan continues until June 30, 2002. The Plan is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Trust's plans pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. The Plan is terminable with respect to a class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value (All Classes)
--------------------------------

      Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

      Each Fund values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on the Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. These Funds value all other securities and assets, including restricted securities, by a method that the trustees of the Trust believe accurately reflects fair value.

      If NB Management believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the trustees of the Trust believe accurately reflects fair value.

                         ADDITIONAL EXCHANGE INFORMATION

      An Institution may exchange any Fund's Advisor Class, Trust Class or Institutional Class shares for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution.

EQUITY FUNDS
------------

  Neuberger Berman Century Fund         Invests   mainly  in  common  stocks  of
                                        large-capitalization    companies.   The
                                        manager  seeks  to  buy  companies  with
                                        strong earnings growth and the potential
                                        for   higher    earnings,    priced   at
                                        attractive   levels  relative  to  their
                                        growth rates.

EQUITY FUNDS
------------

  Neuberger Berman Fasciano Fund        Seeks  long-term  capital  growth.   The
                                        portfolio  manager  also may  consider a
                                        company's  potential for income prior to
                                        selecting it for the Fund. The Fund will
                                        invest primarily in the common stocks of
                                        smaller   companies  i.e.,   those  with
                                        market capitalizations of less than $1.5
                                        billion  at  the  time  the  Fund  first
                                        invests in them. In selecting  companies
                                        that   the   manager    believes    will
                                        appreciate in price, the manager will invest the Fund in smaller companies that are under-followed by major Wall
                                        Street brokerage houses and large asset management firms.

  Neuberger Berman Focus Fund           Invests  principally  in  common  stocks
                                        selected from 13 multi-industry sectors of the economy. To maximize potential return, the Fund normally makes 90% or more of its investments in not more than six sectors of the economy believed by the Fund managers to be undervalued.

  Neuberger Berman Genesis Fund         Invests primarily in stocks of companies
                                        with small market capitalizations (up to
                                        $1.5  billion  at the time of the Fund's
                                        investment).  Fund  managers seek to buy
                                        the  stocks of strong  companies  with a
                                        history  of  solid   performance  and  a
                                        proven   management   team,   which  are
                                        selling at attractive prices.

  Neuberger Berman Guardian Fund        A growth  and income  fund that  invests
                                        primarily  in  stocks  of   established,
                                        high-quality companies that are not well
                                        followed   on   Wall   Street   or   are
                                        temporarily out of favor.

  Neuberger Berman International Fund   Seeks long-term capital  appreciation by
                                        investing primarily in foreign stocks of
                                        any  capitalization,  both in  developed
                                        economies and in emerging markets.  Fund
                                        manager seeks  undervalued  companies in
                                        countries  with  strong   potential  for
                                        growth.

  Neuberger Berman Manhattan Fund       Invests in  securities  believed to have
                                        the  maximum   potential  for  long-term
                                        capital appreciation. Fund managers seek stocks of companies that are projected to grow at above-average rates and that appear to the managers poised for a period of accelerated earnings.

EQUITY FUNDS
------------

  Neuberger Berman Millennium Fund      Seeks  long-term  growth of  capital  by
                                        investing  primarily in common stocks of
                                        small-capitalization companies, which it
                                        defines  as  those  with a total  market
                                        value of no more  than $1.5  billion  at
                                        the time of initial investment. The Fund
                                        co-managers  take a growth  approach  to
                                        stock   selection,   looking   for   new
                                        companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable relative to its growth rate.

  Neuberger Berman Partners Fund        Seeks capital growth through an approach
                                        that is  intended  to  increase  capital
                                        with  reasonable  risk. The Fund manager
                                        looks    at    fundamentals,    focusing
                                        particularly on cash flow, return on capital, and asset values.

  Neuberger Berman Real Estate Fund     The  fund  seeks  total  return  through
                                        investment in real estate securities, emphasizing both capital appreciation and current income. The fund manager primarily invests the fund's assets in equity securities issued by real estate investment trusts and common stocks and other securities issued by other real estate companies

  Neuberger Berman Regency Fund         Seeks  long-term  growth of  capital  by
                                        investing  primarily in common stocks of
                                        mid-capitalization  companies  which the
                                        manager      believes     have     solid
                                        fundamentals.

  Neuberger Berman                      Seeks long-term capital  appreciation by
  Socially Responsive Fund              investing in common  stocks of companies
                                        that meet both financial and social criteria.

  Neuberger Berman Technology Fund      Seeks   long-term   capital   growth  by
                                        investing   in  the  stocks  of  dynamic
                                        technology and tech-related companies of all sizes.


INCOME FUNDS
------------

Neuberger Berman Cash Reserves          A money  market fund seeking the highest
                                        current  income  consistent  with safety
                                        and  liquidity.   The  Fund  invests  in
                                        high-quality  money market  instruments.
                                        It seeks to maintain a constant purchase and redemption price of $1.00.

INCOME FUNDS
------------

Neuberger Berman                        A  U.S.  Government  money  market  fund
Government Money Fund                   seeking maximum safety and liquidity and
                                        the highest  available  current  income.
                                        The Fund invests in securities issued or
                                        guaranteed  as to  principal or interest
                                        by the U.S. Government, its agencies and
                                        instrumentalities     and     repurchase
                                        agreements on such securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman                        In seeking its objective of high current
High Yield Bond Fund                    income and, secondarily, capital growth,
                                        the   fund    invests    primarily    in
                                        lower-rated  debt  securities.  The Fund
                                        may  also  invest  in  investment  grade
                                        income-producing      and     non-income
                                        producing debt and equity securities.

Neuberger Berman                        Seeks   the   highest   current   income
Limited Maturity Bond Fund              consistent  with low  risk to  principal
                                        and liquidity  and,  secondarily,  total
                                        return.   The  Fund   invests   in  debt
                                        securities,  primarily investment grade;
                                        maximum 10% below investment  grade, but
                                        no  lower  than  B.*/  Maximum   average
                                        duration of four years.


MUNICIPAL FUNDS
---------------

Neuberger Berman                        A money  market fund seeking the maximum
Municipal Money Fund                    current   income   exempt  from  federal
                                        income tax,  consistent  with safety and
                                        liquidity.    The   Fund    invests   in
                                        high-quality,    short-term    municipal
                                        securities.   It  seeks  to  maintain  a
                                        constant purchase and redemption price of $1.00.

Neuberger Berman                        Seeks  high  current  tax-exempt  income
Municipal Securities Trust              with  low  risk  to  principal,  limited
                                        price  fluctuation,  and liquidity  and,
                                        secondarily,   total  return.  The  Fund
                                        invests in  investment  grade  municipal
                                        securities   with  a   maximum   average
                                        duration of 10 years.

*/    As rated by Moody's  or S&P or, if  unrated  by either of those  entities, determined by NB Management to be of comparable quality.

      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

      There can be no assurance that Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman CASH RESERVES, or Neuberger Berman MUNICIPAL MONEY Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

      Any Fund described herein, and any of the Income or Municipal Funds, may terminate or modify its exchange privilege in the future. Before effecting an exchange, shareholders should review a currently effective prospectus of the fund into which the exchange is to be made.

      Each of the Funds, except Neuberger Berman INTERNATIONAL Fund and Neuberger Berman TECHNOLOGY Fund, may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman International Fund and Neuberger Berman Technology Fund charge shareholders a redemption fee on exchanges of Fund shares held 180 days or less, each of these Funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

      o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

      o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

      The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind
-------------------

      Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. Each Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      Each Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), net capital gains, and net gains from foreign currency transactions earned or realized by the Fund. Timing of capital gain realization is one factor that a portfolio manager may consider in deciding when to sell a security. A Fund's net investment income consists of all income accrued on Fund assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Fund's NAV until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

      Each  Fund  normally  pays  dividends  from  net  investment   income  and
distributions of net realized capital and foreign currency gains, if any, once annually, in December.

      Each Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check, through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

      A cash election with respect to any Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

      To continue to qualify for treatment as a RIC under the Code, each Fund - which is treated as a separate corporation for federal income tax - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income
(including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

      Dividends and interest a Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

      If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the

Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      Each Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      The Funds' use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Funds realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments the Fund derived with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      Exchange-traded futures contracts, certain foreign currency contracts, and "nonequity" options (i.e., certain listed options such as those on a "broad-based" securities index) that are subject to section 1256 of the Code ("Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      Section 988 of the Code also may apply to forward contracts and options on foreign currencies. Under that section, each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss.

      When a covered call option written (sold) by the Fund expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When the Fund terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the Fund is exercised, it is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

      If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      Neuberger Berman MILLENNIUM Fund may acquire zero coupon securities or other securities issued with OID. As a holder of those securities, each such Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each such Fund annually must distribute substantially all of its investment company taxable income (including accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, such a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Taxation of the Funds' Shareholders
-----------------------------------

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund is required to withhold 30.5% through the end of 2001, and 30% during 2002, of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at those rates also is required from dividends and other distributions payable to such shareholders who otherwise are subject to backup withholding.

      As described in "Maintaining Your Account" in the Prospectus, a Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.

                                FUND TRANSACTIONS

      Neuberger Berman acts as principal broker for each Fund in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). A substantial portion of the Fund transactions of Neuberger Berman MILLENNIUM Fund involves securities traded on the OTC market; the Fund purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders.

      During the fiscal year ended August 31, 1999, Neuberger Berman MILLENNIUM Fund paid brokerage commissions of $50,656, of which $28,188 was paid to Neuberger Berman. During the fiscal year ended August 31, 2000, Neuberger Berman MILLENNIUM Fund paid brokerage commissions of $138,337, of which $57,703 was paid to Neuberger Berman.

      During the fiscal year ended August 31, 2001, Neuberger Berman MILLENNIUM Fund paid brokerage commissions of $230,737, of which $68,037 was paid to
Neuberger Berman. Transactions in which that Fund used Neuberger Berman as broker comprised 28.47% of the aggregate dollar amount of transactions involving the payment of commissions, and 29.49% of the aggregate brokerage commissions paid by the Fund, during the fiscal year ended August 31, 2001. 92.54% of the $162,700 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $75,801,424) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds: American Express Credit Corp, Neuberger Berman, LLC, Prudential Securities Inc., State Street Bank and Trust Company, and UBS Warburg LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $2,029,981.

      During the fiscal year ended June 30, 1999 and 2000 and the fiscal periods from July 1, 2001 through March 23, 2001, the Neuberger Berman FASCIANO Fund's predecessor, Fasciano Fund, Inc. paid brokerage commissions of $292,464, $263,820 and $51,259, respectively. During the fiscal period from March 24, 2001 through June 30, 2001, the Fund paid brokerage commissions of $19,360 of which

$4,500 was paid to Neuberger Berman. During the fiscal year ended August 31, 2001, that Fund acquired securities of the following of its Regular B/Ds:
Neuberger Berman, LLC; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Neuberger Berman, LLC, $9,396,699.

      Fund securities may, from time to time, be loaned by a Fund to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from a Fund in order to re-lend them to others, Neuberger Berman may be required to pay that Fund, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that a Fund has indicated a willingness to lend, Neuberger Berman must borrow such security from that Fund, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Fund. If, in any month, a Fund's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse that Fund for such loss. None in the last three fiscal years.

      In effecting securities transactions, each Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Fund plans to continue to use Neuberger Berman as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Funds' knowledge, no affiliate of any Fund receives give-ups or reciprocal business in connection with their securities transactions.

      The use of Neuberger Berman as a broker for each Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by a Fund to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions paid to Neuberger Berman must be (1) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Funds do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

      A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Funds and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

      To ensure that accounts of all investment clients, including a Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

      Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of a Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Fund cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews information about each agency cross-trade that the Funds participate in.

      Each Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

      In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of

Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

      A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of some of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

      The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds' benefit.

      Michael Fasciano; Michael F. Malouf and Rickard J. Jodka, each of whom is a Vice President of NB Management and a Managing Director of Neuberger Berman, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investments of Neuberger Berman FASCIANO Fund and Neuberger Berman MILLENNIUM Fund respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.

Portfolio Turnover
------------------

      A Fund's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.


                             REPORTS TO SHAREHOLDERS

      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.


                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

      Each Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has twelve separate operating series. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds," and the term "Neuberger Berman" in Neuberger Berman MILLENNIUM Fund was "Neuberger & Berman."

      DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote at the meeting.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

      OTHER. Because Fund Advisor Class, Trust Class and Institutional Class shares can be bought, owed and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT

      Each Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All correspondence for other classes should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180

                              INDEPENDENT AUDITORS

      Neuberger Berman FASCIANO Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger Berman MILLENNIUM Fund has selected KPMG LLP, 99 High Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.

                                  LEGAL COUNSEL

      The Trust has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1221, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      The Neuberger Berman FASCIANO Fund and Neuberger Berman MILLENNIUM Fund Advisor Classes commenced operations on May 1, 2002, and therefore had no beneficial and record owners of more than five percent of the Fund as of the date of this SAI.

                             REGISTRATION STATEMENT

      This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

      Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

      The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended August 31, 2001:

           The audited financial statements of Neuberger Berman FASCIANO Fund and notes thereto for the fiscal year ended June 30, 2001, and the fiscal period ended August 31, 2001, and the reports of Ernst & Young LLP, independent accountants, with respect to such audited financial statements.

           The audited financial statements of Neuberger Berman MILLENNIUM Fund and the reports of KPMG LLP, independent auditors, with respect to such audited financial statements.

      The following unaudited interim financial statements and related documents are incorporated herein by reference from the Funds' Semi-Annual Report to shareholders for the fiscal period ended February 28, 2002:

           The unaudited financial statements of Neuberger Berman FASCIANO Fund and Neuberger Berman MILLENNIUM Fund for the period ended February 28, 2002.

                                   Appendix A


RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

S&P CORPORATE BOND RATINGS:
--------------------------

           AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

           AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

           A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

           BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

           BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

           CI - The rating CI is reserved for income bonds on which no interest is being paid.

           D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

           PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

           MOODY'S CORPORATE BOND RATINGS:
           ------------------------------

           Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

           Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

           A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

           -  Bonds  which  are  rated  Baa  are   considered  as  medium  grade
obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

           Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

           B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

           Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

           Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

           C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

           MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

           S&P COMMERCIAL PAPER RATINGS:

           A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

           MOODY'S COMMERCIAL PAPER RATINGS

           Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

           -    Leading market positions in well-established industries.

           -    High rates of return on funds employed.

           - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

           - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

           - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 100 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.
-------   --------

           Exhibit
           Number                              Description
           ------                              -----------
           (a)    (1)     Certificate of Trust.  Incorporated by Reference to
                          Post-Effective Amendment No. 70 to Registrant's
                          Registration Statement, File Nos. 2-11357 and 811-582
                          (Filed August 30, 1995).

                  (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 21, 1998).

                  (3) Trust Instrument of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                  (4) Schedule A - Current Series of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 95 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed March 23, 2001).

           (b)            By-laws of Neuberger Berman Equity Funds.
                          Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

           (c)    (1)     Trust Instrument of Neuberger Berman Equity Funds,
                          Articles IV, V, and VI.  Incorporated by Reference to
                          Post-Effective Amendment No. 70 to Registrant's
                          Registration Statement, File Nos. 2-11357 and 811-582
                          (Filed August 30, 1995).

                  (2) By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

           (d)    (1)     (i)   Management Agreement Between Equity Funds and
                                Neuberger Berman Management Inc. Incorporated by Reference to the Registrant's Registration
                                Statement on Form N-14, File Nos. 333-50908 and
                                811-582 (Filed August 2, 2001).

                          (ii) Schedule A - Series of Equity Funds Currently Subject to the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 95 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed March 23, 2001.)

           Exhibit
           Number                              Description
           ------                              -----------
                          (iii) Schedule B - Schedule of Compensation Under the
                                Management Agreement.  Incorporated by
                                Reference to Post-Effective Amendment No. 95 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed March 23, 2001.)

                  (2)     (i)   Sub-Advisory Agreement Between Neuberger Berman
                                Management Inc. and Neuberger Berman, LLC with
                                Respect to Equity Funds.  Incorporated by
                                Reference to the Registrant's Registration
                                Statement on Form N-14, File Nos. 333-50908 and
                                811-582 (Filed August 2, 2001).

                          (ii) Schedule A - Series of Equity Funds Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 95 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed March 23, 2001.)

           (e)    (1)     (iii) Distribution and Services Agreement Between
                                Neuberger Berman Equity Funds and Neuberger
                                Berman Management Inc. with Respect to Advisor Class Shares. Incorporated by Reference to the Registrant's Registration Statement on Form N-14, File Nos. 333-50908 and 811-582 (Filed
                                August 2, 2001).

                          (iv) Series of Neuberger Berman Equity Funds Currently Subject to the Advisor Class Distribution and Services Agreement. To be filed by amendment.

           (f)            Bonus or Profit Sharing Contracts.  None.

           (g)    (1)     Custodian Contract Between Neuberger Berman Equity
                          Funds and State Street Bank and Trust Company.
                          Incorporated by Reference to Post-Effective Amendment
                          No. 74 to Registrant's Registration Statement, File
                          Nos. 2-11357 and 811-582 (Filed December 15, 1995).

                  (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

           (h)    (1)     (i)   Transfer Agency and Service Agreement Between
                                Neuberger Berman Equity Funds and State Street
                                Bank and Trust Company.  Incorporated by
                                Reference to Post-Effective Amendment No. 70 to
                                Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582 (Filed August 30, 1995).

                          (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

           Exhibit
           Number                              Description
           ------                              -----------


                          (iii) Second Amendment to Transfer Agency and Service
                                Agreement between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

                          (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

                 (2)      (i)   Administration Agreement Between Neuberger
                                Berman Equity Funds and Neuberger Berman
                                Management Inc. with Respect to Advisor Class
                                Shares. Incorporated by Reference to the Registrant's Registration Statement on Form
                                N-14, File Nos. 333-50908 and 811-582 (Filed
                                August 2, 2001).

                          (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Administration Agreement. To be filed by amendment.

                          (iii) Schedule B - Schedule of Compensation Under the
                                Administration Agreement. To be filed by amendment.

           (i) Opinion and Consent of Kirkpatrick & Lockhart LLP with Respect to Securities Matters of the Registrant. To be filed by amendment.

           (j) Consent of Independent Auditors. To be filed by amendment.

           (k)            Financial Statements Omitted from Prospectus.  None.

           (l)            Letter of Investment Intent.  None.

           (m)   (1) (i)  Plan Pursuant to Rule 12b-1 with Respect to Advisor
                          Class of Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

                     (ii) Schedule A - Series of Neuberger Berman Equity Funds
                          currently subject to the plan pursuant to Rule 12b-1. To be filed by amendment.

           (n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

           (o) Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

Item 24. Persons Controlled By or Under Common Control with Registrant.
-------- --------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.

Item 25. Indemnification.
-------  ----------------

         A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

         Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

         Section 12 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

         Section 11 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.     Business and Other Connections of Adviser and Sub-Adviser.
--------     ----------------------------------------------------------

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Claudia Brandon                  Secretary, Neuberger Berman Advisers
Vice President/Mutual Fund       Management Trust; Secretary, Neuberger Berman
Board Relations, NB Management   Equity Funds; Secretary, Neuberger Berman
Inc. since May 2000; Vice        Income Funds.
President, NB Management from
1986-1999; Employee, Neuberger
Berman since 1999.

Thomas J. Brophy                 None.
Vice President, Neuberger
Berman; Vice President, NB
Management Inc. since March
2000.

Valerie Chang                    None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Brooke A. Cobb                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Robert Conti                     Vice President, Neuberger Berman Income
Vice President, Neuberger        Funds; Vice President, Neuberger Berman
Berman; Senior Vice President,   Equity Funds; Vice President, Neuberger
NB Management Inc. since         Berman Advisers Management Trust
November 2000; Treasurer, NB
Management Inc. until May 2000.

Robert W. D'Alelio               None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Stanley G. Deutsch               None.
Managing Director, Neuberger
Berman; Vice President, NB
Management Inc. since September
2000.

Ingrid Dyott                     None.
Vice President, Neuberger
Berman; Vice President,
NB Management Inc.

Michael F. Fasciano              President, Fasciano Company Inc. until March
Managing Director, Neuberger     2001; Portfolio Manager, Fasciano Fund Inc.
Berman since March 2001; Vice    until March 2001.
President, NB Management Inc.
since March 2001.

Robert S. Franklin               None.
Vice President, Neuberger
Berman; Vice President,
NB Management Inc.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Brian P. Gaffney                 Vice President, Neuberger Berman Income
Managing Director, Neuberger     Funds; Vice President, Neuberger
Berman since April 2000,         Berman Equity Funds; Vice President, Neuberger
Senior Vice President,           Berman Advisers Management Trust.
NB Management Inc. since
November 2000; Vice President,
NB Management from April 1997
through November 1999.

Robert I. Gendelman              None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Thomas E. Gengler, Jr.           None.
Senior Vice President,
Neuberger Berman since February
2001, prior thereto, Vice
President, Neuberger Berman
since 1999; Senior Vice
President, NB Management Inc.
since March 2001 prior thereto,
Vice President, NB Management
Inc.

Theodore P. Giuliano             None.
Vice President (and Director
until February 2001),
NB Management Inc.; Managing
Director, Neuberger Berman

Joseph K. Herlihy                Treasurer, Neuberger Berman Inc.
Senior Vice President,
Treasurer, Neuberger Berman;
Treasurer, NB Management Inc.

Michael M. Kassen                Executive Vice President, Chief Investment
Executive Vice President and     Officer and Director, Neuberger Berman Inc.
Chief Investment Officer,
Neuberger Berman; Chairman and
Director, NB Management Inc.
since May 2000, prior thereto,
Executive Vice President, Chief
Investment Officer and Director,
NB Management Inc. from November
1999 until May 2000; Vice
President from June 1990 until
November 1999.

Barbara R. Katersky              None.
Senior Vice President,
Neuberger Berman; Senior Vice
President, NB Management Inc.

Robert B. Ladd                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Kelly M. Landron                 None.
Vice President, NB Management
Inc. since March 2000.

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Jeffrey B. Lane                  Director, Chief Executive Officer and
Chief Executive Officer and      President, Neuberger Berman Inc.; Director,
President, Neuberger Berman;     Neuberger Berman Trust Company from June 1999
Director, NB Management Inc.     until November 2000.
since February 2001.

Josephine Mahaney                None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Michael F. Malouf                None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Robert Matza                     Executive Vice President, Chief Operating
Executive Vice President and     Officer and Director, Neuberger Berman Inc.
Chief Operating Officer,         since January 2001, prior thereto, Executive
Neuberger Berman since January   Vice President, Chief Administrative Officer
2001, prior thereto, Executive   and Director, Neuberger Berman, Inc.
Vice President and Chief
Administrative Officer,
Neuberger Berman; Director,
NB Management Inc. since April
2000.

Ellen Metzger                    Assistant Secretary, Neuberger Berman Inc.
Vice President, Neuberger        since 2000.
Berman; Secretary,
NB Management Inc.

Arthur Moretti                   Managing Director, Eagle Capital from January
Managing Director, Neuberger     1999 until June 2001.
Berman since June 2001; Vice
President, NB Management Inc.
since June 2001.

S. Basu Mullick                  None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Janet W. Prindle                 Director, Neuberger Berman National Trust
Managing Director, Neuberger     Company since January 2001; Director
Berman; Vice President,          Neuberger Berman Trust Company of Delaware
NB Management Inc.               since April 2001.

Kevin L. Risen                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Heidi L. Schneider               Executive Vice President and Director,
Executive Vice President,        Neuberger Berman Inc.; Chair and Director,
Neuberger Berman; Director, NB   Neuberger Berman National Trust Company since
Management Inc. since February   January 2001; Director, Neuberger Berman
2001.                            Trust Company of Delaware since February 2000
                                 (and Chair until January 2001); Director,
                                 Neuberger Berman Trust Company until September
                                 2001 (and Chair from September 1999 until
                                 January 2001).

NAME                             BUSINESS AND OTHER CONNECTIONS
----                             ------------------------------

Benjamin E. Segal                None.
Managing Director, Neuberger
Berman since November 2000,
prior thereto, Vice President,
Neuberger Berman; Vice
President, NB Management Inc.

Jennifer Silver                  None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Kent C. Simons                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Matthew S. Stadler               Senior Vice President and Chief Financial
Senior Vice President and Chief  Officer, Neuberger Berman Inc. since August
Financial Officer, Neuberger     2000; Senior Vice President and Chief
Berman since August 2000, prior  Financial Officer, National Discount
thereto, Controller,             Brokers Group from May 1999 until October 1999.
Neuberger Berman from November
1999 to August 2000; Senior Vice
President and Chief Financial
Officer, NB Management Inc.since
August 2000.

Peter E. Sundman                 Executive Vice President and Director,
President and Director,          Neuberger Berman Inc.; President and Chief
NB Management Inc.; Executive    Executive Officer, Neuberger Berman Income
Vice President, Neuberger        Funds, President and Chief Executive Officer,
Berman.                          Neuberger Berman Advisers Management Trust;
                                 President and Chief Executive Officer,
                                 Neuberger Berman Equity Funds.

Judith M. Vale                   None.
Managing Director, Neuberger
Berman; Vice President,
NB Management Inc.

Catherine Waterworth             None.
Vice President, Neuberger
Berman; Vice President,
NB Management Inc.

Allan R. White, III              None.
Managing Director, Neuberger
Berman; Vice President, NB
Management.

         The principal address of NB Management Inc., Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.    Principal Underwriters.
--------    -----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Income Funds

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                         POSITIONS AND OFFICES             POSITIONS AND OFFICES
   NAME                  WITH UNDERWRITER                  WITH REGISTRANT
   ----                  ----------------                  ---------------

   Claudia Brandon       Vice President/Mutual Fund        Secretary
                         Board Relations

   Thomas J. Brophy      Vice President                    None

   Valerie Chang         Vice President                    None

   Brooke A. Cobb        Vice President                    None

   Robert Conti          Senior Vice President             Vice President

   Robert W. D'Alelio    Vice President                    None

   Stanley G. Deutsch    Vice President                    None

   Ingrid Dyott          Vice President                    None

   Michael F. Fasciano   Vice President                    None

   Robert S. Franklin    Vice President                    None

   Brian P. Gaffney      Senior Vice President             Vice President

   Robert I. Gendelman   Vice President                    None

   Thomas E. Gengler,    Senior Vice President             None
   Jr.

   Theodore P. Giuliano  Vice President                    None

   Joseph K. Herlihy     Treasurer                         None

   Michael M. Kassen     Chairman and Director             President

   Barbara R. Katersky   Senior Vice President             None

   Robert B. Ladd        Vice President                    None

   Kelly M. Landron      Vice President                    None

   Jeffrey B. Lane       Director                          None

   Josephine Mahaney     Vice President                    None

   Michael F. Malouf     Vice President                    None

   Robert Matza          Director                          None

   Ellen Metzger         Secretary                         None

   Arthur Moretti        Vice President                    None

   S. Basu Mullick       Vice President                    None

   Janet W. Prindle      Vice President                    None

   Kevin L. Risen        Vice President                    None

   Heidi L. Schneider    Director                          None

   Benjamin E. Segal     Vice President                    None

   Jennifer K. Silver    Vice President                    None

   Kent C. Simons        Vice President                    None

                         POSITIONS AND OFFICES             POSITIONS AND OFFICES
   NAME                  WITH UNDERWRITER                  WITH REGISTRANT
   ----                  ----------------                  ---------------

   Matthew S. Stadler    Senior Vice President and Chief   None
                         Financial Officer

   Peter E. Sundman      President and Director            Trustee and Chairman
                                                           of the Board

   Judith M. Vale        Vice President                    None

   Catherine Waterworth  Vice President                    None

   Allan R. White, III   Vice President                    None

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.   Location of Accounts and Records.
--------   ---------------------------------

           All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29.    Management Services
--------    -------------------

            Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings
--------    ------------

            None.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY FUNDS has duly caused this Post-Effective Amendment No. 100 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 27th day of February, 2002.


                          NEUBERGER BERMAN EQUITY FUNDS


                             By:   /s/ Michael M. Kassen *
                                   -------------------------
                                   Michael M. Kassen
                                   President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 100 as been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                       TITLE                                   DATE
---------                       -----                                   ----
/s/ Peter E. Sundman *        Chairman of the Board                  February 27, 2002
-----------------------       and Trustee (Chief
Peter E. Sundman              Executive Officer)



/s/ Michael M. Kassen *       President and Trustee                  February 27, 2002
------------------------
Michael M. Kassen



/s/ Richard Russell           Treasurer (Principal Financial and     February 27, 2002
-----------------------       Accounting Officer)
Richard Russell

                       (signatures continued on next page)





SIGNATURE                       TITLE                                   DATE
---------                       -----                                   ----


/s/ John Cannon      *         Trustee                                February 27, 2002
----------------------
John Cannon



/s/ Faith Colish     *         Trustee                                February 27, 2002
----------------------
Faith Colish



/s/ Walter G. Ehlers *         Trustee                                February 27, 2002
----------------------
Walter G. Ehlers



/s/ C. Anne Harvey   *        Trustee                                February 27, 2002
-----------------------
C. Anne Harvey



/s/ Barry Hirsch     *        Trustee                                February 27, 2002
-----------------------
Barry Hirsch



/s/ Robert A. Kavesh *        Trustee                                February 27, 2002
-----------------------
Robert A. Kavesh


                              Trustee
-----------------------
Howard A. Mileaf



/s/ Edward I. O'Brien *       Trustee                                February 27, 2002
------------------------
Edward I. O'Brien




/s/ John P. Rosenthal *       Trustee                                February 27, 2002
-----------------------
John P. Rosenthal


/s/ William E. Rulon *        Trustee                                February 27, 2002
------------------------
William E. Rulon



/s/ Cornelius T. Ryan *       Trustee                                February 27, 2002
--------------------------
Cornelius T. Ryan



/s/ Tom Decker Seip  *        Trustee                                February 27, 2002
--------------------------
Tom Decker Seip



/s/ Gustave H. Shubert *      Trustee                                February 27, 2002
-------------------------
Gustave H. Shubert



/s/ Candance L. Straight *    Trustee                                February 27, 2002
---------------------------
Candace L. Straight



/s/ Peter P. Trapp   *        Trustee                                February 27, 2002
-----------------------
Peter P. Trapp


*signed pursuant to Power of Attorney by Arthur C. Delibert on February 27, 2002.

